UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.84%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	18.1
Consumer Discretionary	11.0
Health Care	7.8
Energy	6.7
Real Estate	6.6
Materials	6.4
Information Technology	6.3
Consumer Staples	6.2
Utilities	5.5
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Canada - 3.9
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 1.0
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Molina Healthcare Inc	1.6
Imperial Oil Ltd	1.6
CVS Health Corp	1.5
First Citizens BancShares Inc/NC Class A	1.5
Smurfit WestRock PLC	1.3
PG&E Corp	1.3
Sempra	1.3
Ventas Inc	1.3
Phillips 66	1.3
East West Bancorp Inc	1.2
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916045.101    1026-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.69%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	18.1
Consumer Discretionary	11.0
Health Care	7.8
Energy	6.7
Real Estate	6.6
Materials	6.4
Information Technology	6.3
Consumer Staples	6.2
Utilities	5.5
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Canada - 3.9
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 1.0
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Molina Healthcare Inc	1.6
Imperial Oil Ltd	1.6
CVS Health Corp	1.5
First Citizens BancShares Inc/NC Class A	1.5
Smurfit WestRock PLC	1.3
PG&E Corp	1.3
Sempra	1.3
Ventas Inc	1.3
Phillips 66	1.3
East West Bancorp Inc	1.2
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916044.101    1025-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.66%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	18.1
Consumer Discretionary	11.0
Health Care	7.8
Energy	6.7
Real Estate	6.6
Materials	6.4
Information Technology	6.3
Consumer Staples	6.2
Utilities	5.5
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Canada - 3.9
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 1.0
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Molina Healthcare Inc	1.6
Imperial Oil Ltd	1.6
CVS Health Corp	1.5
First Citizens BancShares Inc/NC Class A	1.5
Smurfit WestRock PLC	1.3
PG&E Corp	1.3
Sempra	1.3
Ventas Inc	1.3
Phillips 66	1.3
East West Bancorp Inc	1.2
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916046.101    1467-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.59%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.9
Financials	18.1
Consumer Discretionary	11.0
Health Care	7.8
Energy	6.7
Real Estate	6.6
Materials	6.4
Information Technology	6.3
Consumer Staples	6.2
Utilities	5.5
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Canada - 3.9
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 1.0
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Molina Healthcare Inc	1.6
Imperial Oil Ltd	1.6
CVS Health Corp	1.5
First Citizens BancShares Inc/NC Class A	1.5
Smurfit WestRock PLC	1.3
PG&E Corp	1.3
Sempra	1.3
Ventas Inc	1.3
Phillips 66	1.3
East West Bancorp Inc	1.2
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916043.101    1024-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.81%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.1
Health Care	12.2
Consumer Discretionary	11.0
Information Technology	9.8
Real Estate	6.0
Materials	5.3
Consumer Staples	5.3
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.5
East West Bancorp Inc	1.5
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
Wintrust Financial Corp	1.3
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916040.101    387-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.66%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.1
Health Care	12.2
Consumer Discretionary	11.0
Information Technology	9.8
Real Estate	6.0
Materials	5.3
Consumer Staples	5.3
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.5
East West Bancorp Inc	1.5
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
Wintrust Financial Corp	1.3
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916042.101    773-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.63%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.1
Health Care	12.2
Consumer Discretionary	11.0
Information Technology	9.8
Real Estate	6.0
Materials	5.3
Consumer Staples	5.3
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.5
East West Bancorp Inc	1.5
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
Wintrust Financial Corp	1.3
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916039.101    1466-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.56%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	19.1
Health Care	12.2
Consumer Discretionary	11.0
Information Technology	9.8
Real Estate	6.0
Materials	5.3
Consumer Staples	5.3
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.5
East West Bancorp Inc	1.5
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
Wintrust Financial Corp	1.3
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916041.101    772-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.83%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.9
Communication Services	20.5
Consumer Discretionary	11.3
Industrials	5.4
Health Care	4.8
Financials	4.7
Consumer Staples	2.7
Utilities	1.9
Real Estate	0.6
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 2.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Taiwan - 1.9
Singapore - 1.2
Germany - 0.7
United Kingdom - 0.6
Netherlands - 0.4
India - 0.3
Canada - 0.2
China - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.4
Microsoft Corp	12.3
Amazon.com Inc	7.6
Meta Platforms Inc Class A	7.4
Apple Inc	4.3
Broadcom Inc	4.2
Alphabet Inc Class C	3.1
Roku Inc Class A	2.9
Netflix Inc	2.3
Flex Ltd	2.1
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916022.101    385-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.9
Communication Services	20.5
Consumer Discretionary	11.3
Industrials	5.4
Health Care	4.8
Financials	4.7
Consumer Staples	2.7
Utilities	1.9
Real Estate	0.6
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 2.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Taiwan - 1.9
Singapore - 1.2
Germany - 0.7
United Kingdom - 0.6
Netherlands - 0.4
India - 0.3
Canada - 0.2
China - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.4
Microsoft Corp	12.3
Amazon.com Inc	7.6
Meta Platforms Inc Class A	7.4
Apple Inc	4.3
Broadcom Inc	4.2
Alphabet Inc Class C	3.1
Roku Inc Class A	2.9
Netflix Inc	2.3
Flex Ltd	2.1
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916023.101    491-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.65%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.9
Communication Services	20.5
Consumer Discretionary	11.3
Industrials	5.4
Health Care	4.8
Financials	4.7
Consumer Staples	2.7
Utilities	1.9
Real Estate	0.6
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 2.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Taiwan - 1.9
Singapore - 1.2
Germany - 0.7
United Kingdom - 0.6
Netherlands - 0.4
India - 0.3
Canada - 0.2
China - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.4
Microsoft Corp	12.3
Amazon.com Inc	7.6
Meta Platforms Inc Class A	7.4
Apple Inc	4.3
Broadcom Inc	4.2
Alphabet Inc Class C	3.1
Roku Inc Class A	2.9
Netflix Inc	2.3
Flex Ltd	2.1
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916021.101    1465-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.58%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.9
Communication Services	20.5
Consumer Discretionary	11.3
Industrials	5.4
Health Care	4.8
Financials	4.7
Consumer Staples	2.7
Utilities	1.9
Real Estate	0.6
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 2.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Taiwan - 1.9
Singapore - 1.2
Germany - 0.7
United Kingdom - 0.6
Netherlands - 0.4
India - 0.3
Canada - 0.2
China - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.4
Microsoft Corp	12.3
Amazon.com Inc	7.6
Meta Platforms Inc Class A	7.4
Apple Inc	4.3
Broadcom Inc	4.2
Alphabet Inc Class C	3.1
Roku Inc Class A	2.9
Netflix Inc	2.3
Flex Ltd	2.1
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916024.101    617-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 38	0.73%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.9
Industrials	19.3
Financials	19.2
Health Care	10.0
Energy	8.8
Consumer Staples	5.2
Communication Services	4.8
Utilities	2.3
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.1
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 1.9
Germany - 1.2
United Kingdom - 1.1
Netherlands - 0.9
Zambia - 0.9
Belgium - 0.9
France - 0.8
Taiwan - 0.7
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.0
Wells Fargo & Co	6.5
GE Aerospace	5.6
Exxon Mobil Corp	5.1
GE Vernova Inc	3.7
NVIDIA Corp	3.7
Bank of America Corp	2.9
Apple Inc	2.5
Boeing Co	2.2
Shell PLC ADR	2.1
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915949.101    382-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.58%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.9
Industrials	19.3
Financials	19.2
Health Care	10.0
Energy	8.8
Consumer Staples	5.2
Communication Services	4.8
Utilities	2.3
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.1
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 1.9
Germany - 1.2
United Kingdom - 1.1
Netherlands - 0.9
Zambia - 0.9
Belgium - 0.9
France - 0.8
Taiwan - 0.7
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.0
Wells Fargo & Co	6.5
GE Aerospace	5.6
Exxon Mobil Corp	5.1
GE Vernova Inc	3.7
NVIDIA Corp	3.7
Bank of America Corp	2.9
Apple Inc	2.5
Boeing Co	2.2
Shell PLC ADR	2.1
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915950.101    473-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 29	0.56%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.9
Industrials	19.3
Financials	19.2
Health Care	10.0
Energy	8.8
Consumer Staples	5.2
Communication Services	4.8
Utilities	2.3
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.1
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 1.9
Germany - 1.2
United Kingdom - 1.1
Netherlands - 0.9
Zambia - 0.9
Belgium - 0.9
France - 0.8
Taiwan - 0.7
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.0
Wells Fargo & Co	6.5
GE Aerospace	5.6
Exxon Mobil Corp	5.1
GE Vernova Inc	3.7
NVIDIA Corp	3.7
Bank of America Corp	2.9
Apple Inc	2.5
Boeing Co	2.2
Shell PLC ADR	2.1
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915947.101    1464-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.48%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.9
Industrials	19.3
Financials	19.2
Health Care	10.0
Energy	8.8
Consumer Staples	5.2
Communication Services	4.8
Utilities	2.3
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.1
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 1.9
Germany - 1.2
United Kingdom - 1.1
Netherlands - 0.9
Zambia - 0.9
Belgium - 0.9
France - 0.8
Taiwan - 0.7
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.0
Wells Fargo & Co	6.5
GE Aerospace	5.6
Exxon Mobil Corp	5.1
GE Vernova Inc	3.7
NVIDIA Corp	3.7
Bank of America Corp	2.9
Apple Inc	2.5
Boeing Co	2.2
Shell PLC ADR	2.1
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915948.101    147-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.86%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	15.7
Health Care	14.5
Consumer Discretionary	13.1
Industrials	12.6
Communication Services	7.6
Consumer Staples	3.8
Materials	3.3
Energy	2.8
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.4
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.0
Canada - 2.3
China - 2.0
Brazil - 1.7
Netherlands - 0.7
Belgium - 0.7
Taiwan - 0.7
Israel - 0.7
Japan - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Microsoft Corp	7.7
Amazon.com Inc	5.6
Mastercard Inc Class A	3.5
Apple Inc	2.6
Boston Scientific Corp	2.4
Deere & Co	2.0
GE Vernova Inc	1.9
Visa Inc Class A	1.9
Lowe's Cos Inc	1.7
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916009.101    971-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.71%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	15.7
Health Care	14.5
Consumer Discretionary	13.1
Industrials	12.6
Communication Services	7.6
Consumer Staples	3.8
Materials	3.3
Energy	2.8
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.4
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.0
Canada - 2.3
China - 2.0
Brazil - 1.7
Netherlands - 0.7
Belgium - 0.7
Taiwan - 0.7
Israel - 0.7
Japan - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Microsoft Corp	7.7
Amazon.com Inc	5.6
Mastercard Inc Class A	3.5
Apple Inc	2.6
Boston Scientific Corp	2.4
Deere & Co	2.0
GE Vernova Inc	1.9
Visa Inc Class A	1.9
Lowe's Cos Inc	1.7
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916008.101    853-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.69%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	15.7
Health Care	14.5
Consumer Discretionary	13.1
Industrials	12.6
Communication Services	7.6
Consumer Staples	3.8
Materials	3.3
Energy	2.8
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.4
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.0
Canada - 2.3
China - 2.0
Brazil - 1.7
Netherlands - 0.7
Belgium - 0.7
Taiwan - 0.7
Israel - 0.7
Japan - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Microsoft Corp	7.7
Amazon.com Inc	5.6
Mastercard Inc Class A	3.5
Apple Inc	2.6
Boston Scientific Corp	2.4
Deere & Co	2.0
GE Vernova Inc	1.9
Visa Inc Class A	1.9
Lowe's Cos Inc	1.7
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916006.101    1463-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.61%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	15.7
Health Care	14.5
Consumer Discretionary	13.1
Industrials	12.6
Communication Services	7.6
Consumer Staples	3.8
Materials	3.3
Energy	2.8
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.4
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.0
Canada - 2.3
China - 2.0
Brazil - 1.7
Netherlands - 0.7
Belgium - 0.7
Taiwan - 0.7
Israel - 0.7
Japan - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Microsoft Corp	7.7
Amazon.com Inc	5.6
Mastercard Inc Class A	3.5
Apple Inc	2.6
Boston Scientific Corp	2.4
Deere & Co	2.0
GE Vernova Inc	1.9
Visa Inc Class A	1.9
Lowe's Cos Inc	1.7
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916007.101    786-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 34	0.67%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.6
AAA - 2.5
AA - 0.1
A - 3.1
BBB - 5.5
BB - 0.7
B - 0.3
Not Rated - 0.6
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.0
Financials	13.2
Communication Services	7.5
Consumer Discretionary	6.7
Health Care	6.3
Industrials	5.7
Consumer Staples	3.8
Energy	3.0
Real Estate	2.1
Utilities	1.7
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.3
Bonds - 35.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
Microsoft Corp	5.4
NVIDIA Corp	5.3
Apple Inc	4.3
US Treasury Bonds	4.1
Amazon.com Inc	3.1
Alphabet Inc Class A	3.0
Meta Platforms Inc Class A	2.2
Fannie Mae Mortgage pass-thru certificates	2.1
Ginnie Mae II Pool	1.8
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916018.101    380-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Service Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 26	0.52%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.6
AAA - 2.5
AA - 0.1
A - 3.1
BBB - 5.5
BB - 0.7
B - 0.3
Not Rated - 0.6
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.0
Financials	13.2
Communication Services	7.5
Consumer Discretionary	6.7
Health Care	6.3
Industrials	5.7
Consumer Staples	3.8
Energy	3.0
Real Estate	2.1
Utilities	1.7
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.3
Bonds - 35.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
Microsoft Corp	5.4
NVIDIA Corp	5.3
Apple Inc	4.3
US Treasury Bonds	4.1
Amazon.com Inc	3.1
Alphabet Inc Class A	3.0
Meta Platforms Inc Class A	2.2
Fannie Mae Mortgage pass-thru certificates	2.1
Ginnie Mae II Pool	1.8
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916019.101    469-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 25	0.49%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.6
AAA - 2.5
AA - 0.1
A - 3.1
BBB - 5.5
BB - 0.7
B - 0.3
Not Rated - 0.6
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.0
Financials	13.2
Communication Services	7.5
Consumer Discretionary	6.7
Health Care	6.3
Industrials	5.7
Consumer Staples	3.8
Energy	3.0
Real Estate	2.1
Utilities	1.7
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.3
Bonds - 35.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
Microsoft Corp	5.4
NVIDIA Corp	5.3
Apple Inc	4.3
US Treasury Bonds	4.1
Amazon.com Inc	3.1
Alphabet Inc Class A	3.0
Meta Platforms Inc Class A	2.2
Fannie Mae Mortgage pass-thru certificates	2.1
Ginnie Mae II Pool	1.8
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916017.101    1462-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 21	0.42%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.6
AAA - 2.5
AA - 0.1
A - 3.1
BBB - 5.5
BB - 0.7
B - 0.3
Not Rated - 0.6
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.0
Financials	13.2
Communication Services	7.5
Consumer Discretionary	6.7
Health Care	6.3
Industrials	5.7
Consumer Staples	3.8
Energy	3.0
Real Estate	2.1
Utilities	1.7
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.3
Bonds - 35.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
Microsoft Corp	5.4
NVIDIA Corp	5.3
Apple Inc	4.3
US Treasury Bonds	4.1
Amazon.com Inc	3.1
Alphabet Inc Class A	3.0
Meta Platforms Inc Class A	2.2
Fannie Mae Mortgage pass-thru certificates	2.1
Ginnie Mae II Pool	1.8
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916020.101    616-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Strategies Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Value Strategies Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
CANADA - 3.9%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear Inc	184,000	9,066,569
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Imperial Oil Ltd (a)	172,000	13,664,006
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	52,600	4,721,736
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States)	200,300	6,629,930
TOTAL CANADA		34,082,241
PORTUGAL - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Galp Energia SGPS SA	477,200	8,735,550
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	78,800	8,684,548
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	115,500	4,497,366
UNITED STATES - 89.4%
Communication Services - 1.8%
Interactive Media & Services - 0.8%
ZoomInfo Technologies Inc (d)	707,400	7,158,887
Media - 1.0%
Nexstar Media Group Inc	50,400	8,716,680
TOTAL COMMUNICATION SERVICES		15,875,567

Consumer Discretionary - 10.0%
Automobile Components - 0.9%
Patrick Industries Inc (a)	82,915	7,650,567
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations Inc (a)(d)	217,600	9,036,928
Household Durables - 1.7%
Somnigroup International Inc	98,200	6,682,510
TopBuild Corp (d)	24,300	7,866,882
		14,549,392
Leisure Products - 1.6%
BRP Inc Subordinate Voting Shares (a)	120,600	5,853,982
Hasbro Inc	108,200	7,987,324
		13,841,306
Specialty Retail - 4.2%
Bath & Body Works Inc	214,400	6,423,424
Lithia Motors Inc Class A	26,000	8,783,320
Penske Automotive Group Inc	34,700	5,961,807
Signet Jewelers Ltd (a)	81,200	6,459,460
Upbound Group Inc	351,000	8,810,100
		36,438,111
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp (a)	82,900	5,686,940
TOTAL CONSUMER DISCRETIONARY		87,203,244

Consumer Staples - 6.2%
Beverages - 2.6%
Constellation Brands Inc Class A	48,100	7,824,908
Keurig Dr Pepper Inc	195,900	6,476,454
Primo Brands Corp Class A	295,700	8,758,635
		23,059,997
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	142,495	3,065,067
Dollar Tree Inc (d)	54,600	5,407,584
Performance Food Group Co (d)	50,400	4,408,488
		12,881,139
Food Products - 2.1%
Bunge Global SA	104,800	8,413,344
Darling Ingredients Inc (d)	253,863	9,631,562
		18,044,906
TOTAL CONSUMER STAPLES		53,986,042

Energy - 4.1%
Energy Equipment & Services - 1.0%
Expro Group Holdings NV (a)(d)	888,120	7,628,951
Weatherford International PLC	22,317	1,122,768
		8,751,719
Oil, Gas & Consumable Fuels - 3.1%
Core Natural Resources Inc (a)	118,947	8,295,364
Phillips 66	90,000	10,737,000
Targa Resources Corp	46,100	8,025,088
		27,057,452
TOTAL ENERGY		35,809,171

Financials - 17.1%
Banks - 2.7%
East West Bancorp Inc	104,593	10,561,801
First Citizens BancShares Inc/NC Class A	6,800	13,303,996
		23,865,797
Capital Markets - 2.9%
Ameriprise Financial Inc	18,100	9,660,513
LPL Financial Holdings Inc	17,900	6,711,963
Raymond James Financial Inc	56,800	8,711,416
		25,083,892
Consumer Finance - 2.2%
OneMain Holdings Inc	178,500	10,174,500
SLM Corp	275,681	9,039,580
		19,214,080
Financial Services - 5.7%
Apollo Global Management Inc	62,500	8,866,875
Global Payments Inc	116,600	9,332,664
Mr Cooper Group Inc (d)	57,400	8,564,654
NCR Atleos Corp (d)	278,193	7,936,846
PennyMac Financial Services Inc	59,300	5,908,652
WEX Inc (d)	63,500	9,327,515
		49,937,206
Insurance - 3.6%
Assurant Inc	43,900	8,669,811
First American Financial Corp	89,366	5,486,179
Reinsurance Group of America Inc	46,005	9,125,552
Travelers Companies Inc/The	32,400	8,668,296
		31,949,838
TOTAL FINANCIALS		150,050,813

Health Care - 7.8%
Health Care Equipment & Supplies - 1.2%
Lantheus Holdings Inc (a)(d)	106,900	8,750,834
QuidelOrtho Corp (d)	76,291	2,198,707
		10,949,541
Health Care Providers & Services - 5.0%
Acadia Healthcare Co Inc (d)	452,500	10,267,225
AdaptHealth Corp (d)	645,351	6,085,660
CVS Health Corp	194,700	13,430,406
Molina Healthcare Inc (d)	46,900	13,971,510
		43,754,801
Life Sciences Tools & Services - 1.6%
ICON PLC (d)	40,200	5,847,090
IQVIA Holdings Inc (d)	51,600	8,131,644
		13,978,734
TOTAL HEALTH CARE		68,683,076

Industrials - 19.4%
Air Freight & Logistics - 1.8%
FedEx Corp	28,600	6,501,066
GXO Logistics Inc (d)	189,000	9,204,300
		15,705,366
Building Products - 0.9%
Builders FirstSource Inc (d)	68,700	8,016,603
Commercial Services & Supplies - 2.4%
Brink's Co/The	74,600	6,661,034
Driven Brands Holdings Inc (a)(d)	369,900	6,495,444
MillerKnoll Inc	229,800	4,462,716
Vestis Corp	603,900	3,460,347
		21,079,541
Construction & Engineering - 2.0%
Centuri Holdings Inc (a)(d)	233,900	5,248,716
Fluor Corp (d)	108,800	5,578,176
WillScot Holdings Corp	235,600	6,455,440
		17,282,332
Electrical Equipment - 1.1%
Regal Rexnord Corp	63,700	9,233,952
Ground Transportation - 2.4%
Ryder System Inc	43,500	6,916,500
U-Haul Holding Co Class N	141,100	7,671,607
XPO Inc (d)	51,500	6,503,935
		21,092,042
Machinery - 5.3%
Allison Transmission Holdings Inc	97,400	9,252,026
CNH Industrial NV Class A	676,500	8,767,440
Gates Industrial Corp PLC (d)	400,200	9,216,606
Oshkosh Corp	78,400	8,901,536
Terex Corp	130,500	6,093,045
Timken Co/The	59,000	4,280,450
		46,511,103
Professional Services - 1.6%
First Advantage Corp (a)(d)	525,900	8,735,199
KBR Inc	101,300	4,856,322
		13,591,521
Trading Companies & Distributors - 1.9%
Herc Holdings Inc (a)	66,900	8,810,061
Wesco International Inc	42,600	7,889,520
		16,699,581
TOTAL INDUSTRIALS		169,212,041

Information Technology - 6.3%
Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics Inc (d)	76,300	9,722,909
Avnet Inc	34,001	1,804,773
		11,527,682
IT Services - 0.2%
ASGN Inc (d)	41,059	2,050,076
Semiconductors & Semiconductor Equipment - 2.4%
First Solar Inc (d)	62,100	10,280,034
ON Semiconductor Corp (d)	199,000	10,429,590
		20,709,624
Software - 0.8%
NCR Voyix Corp (a)(d)	591,700	6,940,641
Technology Hardware, Storage & Peripherals - 1.6%
Sandisk Corp/DE	96,500	4,376,275
Western Digital Corp	156,500	10,014,435
		14,390,710
TOTAL INFORMATION TECHNOLOGY		55,618,733

Materials - 4.6%
Chemicals - 1.0%
Olin Corp	179,701	3,610,193
Westlake Corp	66,400	5,041,752
		8,651,945
Containers & Packaging - 2.7%
International Paper Co	130,000	6,087,900
O-I Glass Inc (d)	419,400	6,181,956
Smurfit WestRock PLC	273,800	11,814,470
		24,084,326
Metals & Mining - 0.9%
Constellium SE (d)	573,300	7,624,890
TOTAL MATERIALS		40,361,161

Real Estate - 6.6%
Health Care REITs - 2.2%
Ventas Inc	173,800	10,975,470
Welltower Inc	54,600	8,393,658
		19,369,128
Industrial REITs - 2.5%
Americold Realty Trust Inc	197,823	3,289,796
Prologis Inc	82,247	8,645,805
Rexford Industrial Realty Inc	273,400	9,724,838
		21,660,439
Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc (d)	28,200	7,212,996
Residential REITs - 1.1%
Sun Communities Inc	76,100	9,625,889
TOTAL REAL ESTATE		57,868,452

Utilities - 5.5%
Electric Utilities - 3.3%
Constellation Energy Corp	27,333	8,821,999
Eversource Energy	137,400	8,741,388
PG&E Corp	812,100	11,320,674
		28,884,061
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	801,800	8,434,936
Multi-Utilities - 1.3%
Sempra	149,300	11,312,461
TOTAL UTILITIES		48,631,458

TOTAL UNITED STATES		783,299,758
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (d)	477,300	8,478,713
TOTAL COMMON STOCKS (Cost $761,390,896)		847,778,176

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	14,360,443	14,363,315
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	62,383,220	62,389,458
TOTAL MONEY MARKET FUNDS (Cost $76,752,773)			76,752,773

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $838,143,669)	924,530,949
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(48,169,079)
NET ASSETS - 100.0%	876,361,870

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,497,366 or 0.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,497,366 or 0.5% of net assets.

(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,250,567	127,436,803	124,324,055	123,355	-	-	14,363,315	14,360,443	0.0%
Fidelity Securities Lending Cash Central Fund	12,655,829	180,031,265	130,297,636	128,203	-	-	62,389,458	62,383,220	0.2%
Total	23,906,396	307,468,068	254,621,691	251,558	-	-	76,752,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	20,372,933	15,875,567	4,497,366	-
Consumer Discretionary	96,269,813	96,269,813	-	-
Consumer Staples	53,986,042	53,986,042	-	-
Energy	58,208,727	49,473,177	8,735,550	-
Financials	158,735,361	158,735,361	-	-
Health Care	68,683,076	68,683,076	-	-
Industrials	173,933,777	173,933,777	-	-
Information Technology	55,618,733	55,618,733	-	-
Materials	55,469,804	55,469,804	-	-
Real Estate	57,868,452	57,868,452	-	-
Utilities	48,631,458	48,631,458	-	-

Money Market Funds	76,752,773	76,752,773	-	-
Total Investments in Securities:	924,530,949	911,298,033	13,232,916	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,028,481) - See accompanying schedule:
Unaffiliated issuers (cost $761,390,896)	$847,778,176
Fidelity Central Funds (cost $76,752,773)	76,752,773

Total Investment in Securities (cost $838,143,669)		$924,530,949
Cash		516,844
Receivable for investments sold		24,098,046
Receivable for fund shares sold		234,083
Dividends receivable		911,023
Distributions receivable from Fidelity Central Funds		20,863
Other receivables		27,955
Total assets		950,339,763
Liabilities
Payable for investments purchased	$9,389,318
Payable for fund shares redeemed	1,654,415
Accrued management fee	437,374
Distribution and service plan fees payable	73,753
Other payables and accrued expenses	33,617
Collateral on securities loaned	62,389,416
Total liabilities		73,977,893
Net Assets		$876,361,870
Net Assets consist of:
Paid in capital		$781,728,397
Total accumulated earnings (loss)		94,633,473
Net Assets		$876,361,870

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($105,694,261 ÷ 7,137,476 shares)		$14.81
Service Class :
Net Asset Value, offering price and redemption price per share ($31,355,253 ÷ 2,129,226 shares)		$14.73
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($349,715,236 ÷ 23,314,551 shares)		$15.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($389,597,120 ÷ 26,640,126 shares)		$14.62
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$7,712,633
Income from Fidelity Central Funds (including $128,203 from security lending)		251,558
Total income		7,964,191
Expenses
Management fee	$2,681,502
Distribution and service plan fees	450,547
Custodian fees and expenses	9,588
Independent trustees' fees and expenses	1,616
Audit fees	32,613
Legal	2,099
Miscellaneous	1,761
Total expenses		3,179,726
Net Investment income (loss)		4,784,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,974,823
Foreign currency transactions	5,233
Total net realized gain (loss)		5,980,056
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39,094,382)
Assets and liabilities in foreign currencies	3,493
Total change in net unrealized appreciation (depreciation)		(39,090,889)
Net gain (loss)		(33,110,833)
Net increase (decrease) in net assets resulting from operations		$(28,326,368)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,784,465	$6,430,357
Net realized gain (loss)	5,980,056	110,906,006
Change in net unrealized appreciation (depreciation)	(39,090,889)	(52,166,849)
Net increase (decrease) in net assets resulting from operations	(28,326,368)	65,169,514
Distributions to shareholders	(17,258,352)	(110,011,992)

Share transactions - net increase (decrease)	(16,435,711)	282,103,850
Total increase (decrease) in net assets	(62,020,431)	237,261,372

Net Assets
Beginning of period	938,382,301	701,120,929
End of period	$876,361,870	$938,382,301

Financial Highlights
VIP Value Strategies Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.51	$16.55	$14.38	$16.40	$13.55	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.17	.16	.24 C	.14
Net realized and unrealized gain (loss)	(.50)	1.46	2.80	(1.29)	4.26	.88
Total from investment operations	(.41)	1.64	2.97	(1.13)	4.50	1.02
Distributions from net investment income	-	(.18)	(.19)	(.16) D	(.26)	(.15)
Distributions from net realized gain	(.29)	(2.50)	(.61)	(.73) D	(1.39)	(.63)
Total distributions	(.29)	(2.68)	(.80)	(.89)	(1.65)	(.78)
Net asset value, end of period	$14.81	$15.51	$16.55	$14.38	$16.40	$13.55
Total Return E,F,G	(2.73) %	9.40%	20.85%	(7.03)%	33.60%	8.26%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.60%	.64%	.64%	.64%	.66%
Expenses net of fee waivers, if any	.59 % J	.60%	.63%	.63%	.63%	.66%
Expenses net of all reductions, if any	.59% J	.60%	.63%	.63%	.63%	.65%
Net investment income (loss)	1.23% J	1.03%	1.12%	1.02%	1.47% C	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$105,694	$109,983	$101,102	$92,162	$125,050	$95,708
Portfolio turnover rate K	86 % J	66%	57%	59%	62%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.43	$16.48	$14.32	$16.35	$13.51	$13.27
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.16	.14	.22 C	.13
Net realized and unrealized gain (loss)	(.49)	1.46	2.79	(1.29)	4.25	.88
Total from investment operations	(.41)	1.62	2.95	(1.15)	4.47	1.01
Distributions from net investment income	-	(.17)	(.17)	(.15) D	(.24)	(.14)
Distributions from net realized gain	(.29)	(2.50)	(.61)	(.73) D	(1.39)	(.63)
Total distributions	(.29)	(2.67)	(.79) E	(.88)	(1.63)	(.77)
Net asset value, end of period	$14.73	$15.43	$16.48	$14.32	$16.35	$13.51
Total Return F,G,H	(2.75) %	9.27%	20.77%	(7.19)%	33.48%	8.18%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69% K	.70%	.74%	.74%	.73%	.76%
Expenses net of fee waivers, if any	.69 % K	.70%	.73%	.73%	.73%	.76%
Expenses net of all reductions, if any	.69% K	.70%	.73%	.73%	.73%	.75%
Net investment income (loss)	1.13% K	.93%	1.02%	.92%	1.37% C	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$31,355	$32,922	$31,303	$24,199	$27,216	$19,115
Portfolio turnover rate L	86 % K	66%	57%	59%	62%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.73	$16.75	$14.54	$16.59	$13.68	$13.43
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.13	.12	.20 C	.12
Net realized and unrealized gain (loss)	(.51)	1.49	2.84	(1.31)	4.31	.88
Total from investment operations	(.44)	1.62	2.97	(1.19)	4.51	1.00
Distributions from net investment income	-	(.14)	(.15)	(.13) D	(.21)	(.12)
Distributions from net realized gain	(.29)	(2.50)	(.61)	(.73) D	(1.39)	(.63)
Total distributions	(.29)	(2.64)	(.76)	(.86)	(1.60)	(.75)
Net asset value, end of period	$15.00	$15.73	$16.75	$14.54	$16.59	$13.68
Total Return E,F,G	(2.89) %	9.16%	20.61%	(7.35)%	33.34%	8.02%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.85%	.89%	.89%	.88%	.91%
Expenses net of fee waivers, if any	.84 % J	.85%	.88%	.88%	.88%	.91%
Expenses net of all reductions, if any	.84% J	.85%	.88%	.88%	.88%	.90%
Net investment income (loss)	.98% J	.78%	.87%	.77%	1.22% C	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$349,715	$372,033	$340,221	$309,683	$315,104	$228,031
Portfolio turnover rate K	86 % J	66%	57%	59%	62%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$16.38	$14.24	$16.25	$13.44	$13.20
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.16	.14	.23 C	.14
Net realized and unrealized gain (loss)	(.50)	1.46	2.77	(1.27)	4.22	.87
Total from investment operations	(.42)	1.62	2.93	(1.13)	4.45	1.01
Distributions from net investment income	-	(.17)	(.17)	(.15) D	(.24)	(.14)
Distributions from net realized gain	(.29)	(2.50)	(.61)	(.73) D	(1.39)	(.63)
Total distributions	(.29)	(2.67)	(.79) E	(.88)	(1.64) E	(.77)
Net asset value, end of period	$14.62	$15.33	$16.38	$14.24	$16.25	$13.44
Total Return F,G,H	(2.83) %	9.37%	20.75%	(7.11)%	33.48%	8.26%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.66% K	.67%	.71%	.71%	.71%	.74%
Expenses net of fee waivers, if any	.66 % K	.66%	.71%	.71%	.71%	.74%
Expenses net of all reductions, if any	.66% K	.66%	.71%	.71%	.71%	.73%
Net investment income (loss)	1.16% K	.96%	1.05%	.95%	1.39% C	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$389,597	$423,444	$228,494	$221,074	$282,755	$149,707
Portfolio turnover rate L	86 % K	66%	57%	59%	62%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$150,125,011
Gross unrealized depreciation	(66,437,560)
Net unrealized appreciation (depreciation)	$83,687,451
Tax cost	$840,843,498

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Strategies Portfolio	373,998,668	395,699,615
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$15,518
Service Class 2	435,029
$450,547

During the period, the investment adviser or its affiliates waived a portion of these fees. (Include only for VIP Government Money Market Fund if it had Distribution and Service Plan fees waived).

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Strategies Portfolio	8,466

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Strategies Portfolio	39,819,402	32,204,895	4,356,920
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Value Strategies Portfolio	667
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Strategies Portfolio	13,827	641	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Value Strategies Portfolio
Distributions to shareholders
Initial Class	$1,982,178	$16,131,999
Service Class	609,510	4,972,869
Service Class 2	6,759,489	54,511,797
Investor Class	7,907,175	34,395,327
Total	$17,258,352	$110,011,992
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Value Strategies Portfolio
Initial Class
Shares sold	807,513	1,635,429	$11,477,279	$27,661,415
Reinvestment of distributions	129,132	993,454	1,982,178	16,131,999
Shares redeemed	(889,781)	(1,648,291)	(12,941,798)	(28,884,213)
Net increase (decrease)	46,864	980,592	$517,659	$14,909,201
Service Class
Shares sold	140,190	296,815	$2,001,220	$5,051,659
Reinvestment of distributions	39,916	307,743	609,510	4,972,869
Shares redeemed	(183,917)	(371,327)	(2,617,510)	(6,432,574)
Net increase (decrease)	(3,811)	233,231	$(6,780)	$3,591,954
Service Class 2
Shares sold	1,222,160	3,355,920	$17,986,367	$57,869,506
Reinvestment of distributions	434,414	3,310,610	6,759,489	54,511,796
Shares redeemed	(1,997,081)	(3,325,471)	(29,045,158)	(57,689,743)
Net increase (decrease)	(340,507)	3,341,059	$(4,299,302)	$54,691,559
Investor Class
Shares sold	1,443,175	14,479,492	$20,978,193	$223,564,703
Reinvestment of distributions	521,581	2,143,011	7,907,175	34,395,326
Shares redeemed	(2,949,025)	(2,947,710)	(41,532,656)	(49,048,893)
Net increase (decrease)	(984,269)	13,674,793	$(12,647,288)	$208,911,136
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Value Strategies Portfolio	24%	2	37%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP FundsManager 60% Portfolio
VIP Value Strategies Portfolio	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Strategies Portfolio	32%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Strategies Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the fund that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.774744.123
VIPVS-SANN-0825
Fidelity® Variable Insurance Products:

VIP Mid Cap Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Mid Cap Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	209,900	41,278,672
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	601,200	54,064,955
CANADA - 3.0%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	551,000	28,546,393
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
MEG Energy Corp	980,700	18,530,135
Financials - 0.8%
Capital Markets - 0.8%
TMX Group Ltd	1,390,500	58,938,616
Industrials - 1.3%
Commercial Services & Supplies - 1.3%
RB Global Inc (United States) (b)	925,800	98,310,702
Materials - 0.2%
Metals & Mining - 0.2%
Teck Resources Ltd Class B (United States) (b)	384,300	15,518,033
TOTAL CANADA		219,843,879
FRANCE - 0.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	120,000	28,666,591
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	94,000	10,008,180
ISRAEL - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Wix.com Ltd (a)	194,400	30,804,624
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	738,312	25,242,887
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	22,100	12,181,962
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	397,100	29,850,007
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	990,200	34,102,488
UNITED STATES - 92.8%
Communication Services - 2.0%
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class C (a)	400,700	41,873,150
Live Nation Entertainment Inc (a)(b)	470,394	71,161,204
TKO Group Holdings Inc Class A	99,200	18,049,440
		131,083,794
Media - 0.2%
Magnite Inc (a)	736,639	17,767,733
TOTAL COMMUNICATION SERVICES		148,851,527

Consumer Discretionary - 10.6%
Diversified Consumer Services - 3.0%
Adtalem Global Education Inc (a)	182,600	23,232,198
Duolingo Inc Class A (a)	88,700	36,368,774
Grand Canyon Education Inc (a)	382,300	72,254,700
Service Corp International/US (b)	1,107,300	90,134,220
		221,989,892
Hotels, Restaurants & Leisure - 4.2%
Aramark	1,666,358	69,770,410
Brinker International Inc (a)	100,900	18,195,297
Churchill Downs Inc	429,504	43,379,904
Dutch Bros Inc Class A (a)	625,400	42,758,598
Hilton Grand Vacations Inc (a)(b)	1,284,100	53,328,673
Light & Wonder Inc Class A (a)	179,400	17,269,044
Texas Roadhouse Inc	317,100	59,427,711
		304,129,637
Household Durables - 1.8%
Cavco Industries Inc (a)	84,300	36,622,449
NVR Inc (a)	2,358	17,415,386
Somnigroup International Inc (b)	1,130,800	76,950,940
		130,988,775
Leisure Products - 0.1%
YETI Holdings Inc (a)	281,900	8,885,488
Specialty Retail - 1.5%
Chewy Inc Class A (a)	1,002,000	42,705,240
Dick's Sporting Goods Inc	249,236	49,301,373
Williams-Sonoma Inc	112,446	18,370,303
		110,376,916
TOTAL CONSUMER DISCRETIONARY		776,370,708

Consumer Staples - 5.3%
Consumer Staples Distribution & Retail - 4.7%
BJ's Wholesale Club Holdings Inc (a)	885,399	95,472,574
Performance Food Group Co (a)	1,095,600	95,832,132
Sprouts Farmers Market Inc (a)	281,600	46,362,624
US Foods Holding Corp (a)	1,382,440	106,461,705
		344,129,035
Food Products - 0.6%
Simply Good Foods Co/The (a)	969,100	30,613,869
Westrock Coffee Co (a)(b)	2,103,642	12,053,868
		42,667,737
TOTAL CONSUMER STAPLES		386,796,772

Energy - 3.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	651,048	24,961,180
Kodiak Gas Services Inc	416,900	14,287,163
Valaris Ltd (a)(b)	224,861	9,468,897
Weatherford International PLC	164,900	8,296,119
		57,013,359
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp (a)	1,943,425	78,281,159
Chord Energy Corp	100,500	9,733,425
Ovintiv Inc	1,070,000	40,713,500
Permian Resources Corp Class A (b)	2,994,400	40,783,728
		169,511,812
TOTAL ENERGY		226,525,171

Financials - 18.3%
Banks - 8.4%
Bancorp Inc/The (a)	1,059,622	60,366,665
BOK Financial Corp	344,300	33,614,009
Cadence Bank	1,118,065	35,755,719
Coastal Financial Corp/WA Class A (a)(b)	109,200	10,578,204
East West Bancorp Inc	1,034,817	104,495,821
First Citizens BancShares Inc/NC Class A (b)	26,000	50,868,220
Huntington Bancshares Inc/OH	1,834,900	30,752,924
KeyCorp	3,398,200	59,196,644
Old National Bancorp/IN	3,335,900	71,188,106
Pinnacle Financial Partners Inc	186,300	20,569,383
Western Alliance Bancorp	498,600	38,880,828
Wintrust Financial Corp	765,341	94,886,977
		611,153,500
Capital Markets - 3.1%
Blue Owl Capital Inc Class A	2,262,300	43,458,783
Houlihan Lokey Inc Class A	185,900	33,452,705
Northern Trust Corp	433,755	54,995,796
Raymond James Financial Inc	332,097	50,933,717
Stifel Financial Corp	449,800	46,680,244
		229,521,245
Financial Services - 2.9%
Equitable Holdings Inc	1,916,500	107,515,650
Essent Group Ltd	562,304	34,148,722
PennyMac Financial Services Inc	340,300	33,907,492
Toast Inc Class A (a)	905,300	40,095,737
		215,667,601
Insurance - 3.9%
First American Financial Corp	708,700	43,507,093
Globe Life Inc	256,400	31,867,956
Hartford Insurance Group Inc/The	166,222	21,088,585
Primerica Inc	329,347	90,132,393
Reinsurance Group of America Inc	509,578	101,079,893
		287,675,920
TOTAL FINANCIALS		1,344,018,266

Health Care - 10.9%
Biotechnology - 1.9%
Arcellx Inc (a)	188,800	12,432,480
Avidity Biosciences Inc (a)	329,500	9,357,800
Centessa Pharmaceuticals PLC ADR (a)	702,200	9,226,908
Crinetics Pharmaceuticals Inc (a)	389,200	11,193,392
Disc Medicine Inc (a)	167,800	8,886,688
Exact Sciences Corp (a)	761,200	40,450,168
Krystal Biotech Inc (a)	50,884	6,994,515
Legend Biotech Corp ADR (a)	393,500	13,965,315
Revolution Medicines Inc (a)	253,400	9,322,586
TG Therapeutics Inc (a)(b)	346,300	12,463,337
Ultragenyx Pharmaceutical Inc (a)	190,700	6,933,852
		141,227,041
Health Care Equipment & Supplies - 3.9%
Glaukos Corp (a)	158,100	16,330,149
Insulet Corp (a)	102,400	32,172,032
Integer Holdings Corp (a)(b)	262,000	32,218,140
Lantheus Holdings Inc (a)	224,000	18,336,640
Masimo Corp (a)	398,000	66,951,560
Penumbra Inc (a)	188,300	48,323,429
TransMedics Group Inc (a)(b)	512,000	68,613,120
		282,945,070
Health Care Providers & Services - 2.7%
BrightSpring Health Services Inc (a)	2,256,700	53,235,553
Encompass Health Corp	586,900	71,971,547
Tenet Healthcare Corp (a)	414,062	72,874,912
		198,082,012
Health Care Technology - 1.3%
Doximity Inc Class A (a)	966,900	59,309,646
Veeva Systems Inc Class A (a)	133,500	38,445,330
		97,754,976
Life Sciences Tools & Services - 0.2%
Repligen Corp (a)	94,000	11,691,720
Pharmaceuticals - 0.9%
Corcept Therapeutics Inc (a)	98,500	7,229,900
Elanco Animal Health Inc (a)	4,357,800	62,229,384
		69,459,284
TOTAL HEALTH CARE		801,160,103

Industrials - 20.0%
Aerospace & Defense - 1.3%
Axon Enterprise Inc (a)	50,554	41,855,679
Woodward Inc	225,000	55,145,250
		97,000,929
Building Products - 2.3%
AZEK Co Inc/The Class A (a)	1,089,900	59,236,065
Carlisle Cos Inc (b)	187,800	70,124,520
Simpson Manufacturing Co Inc	235,300	36,544,443
		165,905,028
Commercial Services & Supplies - 0.8%
ACV Auctions Inc Class A (a)	1,999,457	32,431,193
CECO Environmental Corp (a)(b)	1,036,200	29,334,822
		61,766,015
Construction & Engineering - 3.1%
AECOM	163,400	18,441,324
Comfort Systems USA Inc	181,400	97,268,494
EMCOR Group Inc	176,300	94,301,107
Quanta Services Inc	55,269	20,896,104
		230,907,029
Electrical Equipment - 3.1%
Acuity Inc	175,323	52,305,864
AMETEK Inc	209,726	37,952,017
nVent Electric PLC	688,900	50,461,925
Regal Rexnord Corp	384,500	55,737,120
Vertiv Holdings Co Class A	252,100	32,372,161
		228,829,087
Ground Transportation - 0.4%
XPO Inc (a)(b)	208,900	26,381,980
Machinery - 5.5%
Allison Transmission Holdings Inc	342,800	32,562,572
Chart Industries Inc (a)	442,500	72,857,625
CNH Industrial NV Class A	1,359,000	17,612,640
Crane Co	333,036	63,240,206
Ingersoll Rand Inc	533,400	44,368,212
ITT Inc	677,209	106,206,688
Westinghouse Air Brake Technologies Corp	301,400	63,098,090
		399,946,033
Passenger Airlines - 0.7%
Alaska Air Group Inc (a)	1,016,300	50,286,523
Professional Services - 2.1%
Cbiz Inc (a)	248,200	17,798,422
FTI Consulting Inc (a)	272,200	43,960,300
KBR Inc	1,038,200	49,771,308
TransUnion	467,400	41,131,200
		152,661,230
Trading Companies & Distributors - 0.7%
Watsco Inc	124,500	54,981,690
TOTAL INDUSTRIALS		1,468,665,544

Information Technology - 8.7%
Communications Equipment - 1.7%
Digi International Inc (a)(b)	1,588,901	55,389,089
Lumentum Holdings Inc (a)(b)	696,600	66,218,796
		121,607,885
Electronic Equipment, Instruments & Components - 3.2%
Belden Inc	464,000	53,731,200
Coherent Corp (a)	846,300	75,498,423
Flex Ltd (a)	1,374,200	68,600,064
OSI Systems Inc (a)	168,193	37,819,878
		235,649,565
IT Services - 1.2%
Kyndryl Holdings Inc (a)	1,619,900	67,971,004
Okta Inc Class A (a)	203,900	20,383,883
		88,354,887
Semiconductors & Semiconductor Equipment - 0.9%
First Solar Inc (a)	141,900	23,490,126
GlobalFoundries Inc (a)	538,700	20,578,340
MACOM Technology Solutions Holdings Inc (a)	156,900	22,482,201
		66,550,667
Software - 0.3%
Appfolio Inc Class A (a)	99,100	22,820,747
Technology Hardware, Storage & Peripherals - 1.4%
Sandisk Corp/DE	714,256	32,391,510
Western Digital Corp	1,138,500	72,852,615
		105,244,125
TOTAL INFORMATION TECHNOLOGY		640,227,876

Materials - 4.4%
Chemicals - 1.2%
Axalta Coating Systems Ltd (a)	1,888,300	56,063,627
Element Solutions Inc	1,422,905	32,228,798
		88,292,425
Construction Materials - 0.6%
Martin Marietta Materials Inc	76,137	41,796,168
Containers & Packaging - 2.6%
AptarGroup Inc	578,000	90,416,540
Crown Holdings Inc	327,800	33,756,844
International Paper Co	1,027,000	48,094,410
Smurfit WestRock PLC	418,400	18,053,960
		190,321,754
TOTAL MATERIALS		320,410,347

Real Estate - 6.0%
Health Care REITs - 1.2%
Omega Healthcare Investors Inc	391,300	14,341,145
Ventas Inc	1,189,037	75,087,687
		89,428,832
Industrial REITs - 0.6%
EastGroup Properties Inc	133,800	22,360,656
Terreno Realty Corp	341,100	19,125,477
		41,486,133
Office REITs - 0.5%
Vornado Realty Trust	1,050,500	40,171,120
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	125,400	32,074,811
Residential REITs - 1.1%
Essex Property Trust Inc	91,500	25,931,100
Invitation Homes Inc	1,016,872	33,353,402
Sun Communities Inc	154,100	19,492,109
		78,776,611
Retail REITs - 1.6%
Acadia Realty Trust	2,419,100	44,922,687
Macerich Co/The	2,190,600	35,443,908
NNN REIT Inc	824,000	35,580,320
		115,946,915
Specialized REITs - 0.6%
Four Corners Property Trust Inc	1,060,200	28,529,982
VICI Properties Inc	525,800	17,141,080
		45,671,062
TOTAL REAL ESTATE		443,555,484

Utilities - 3.5%
Electric Utilities - 0.3%
Evergy Inc	372,400	25,669,532
Gas Utilities - 0.4%
Southwest Gas Holdings Inc	417,900	31,087,581
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	2,806,638	29,525,832
Vistra Corp	333,200	64,577,492
		94,103,324
Multi-Utilities - 1.2%
CenterPoint Energy Inc	1,121,100	41,189,214
Northwestern Energy Group Inc	913,100	46,842,030
		88,031,244
Water Utilities - 0.3%
Essential Utilities Inc	580,600	21,563,484
TOTAL UTILITIES		260,455,165

TOTAL UNITED STATES		6,817,036,963
TOTAL COMMON STOCKS (Cost $5,573,515,816)		7,303,081,208

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	45,592,267	45,601,385
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	212,777,345	212,798,623
TOTAL MONEY MARKET FUNDS (Cost $258,400,008)			258,400,008

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $5,831,915,824)	7,561,481,216
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(209,823,371)
NET ASSETS - 100.0%	7,351,657,845

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,911,592	884,319,135	861,629,342	1,599,063	-	-	45,601,385	45,592,267	0.1%
Fidelity Securities Lending Cash Central Fund	199,086,643	1,128,416,302	1,114,704,322	101,276	-	-	212,798,623	212,777,345	0.7%
Total	221,998,235	2,012,735,437	1,976,333,664	1,700,339	-	-	258,400,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	148,851,527	148,851,527	-	-
Consumer Discretionary	804,917,101	804,917,101	-	-
Consumer Staples	386,796,772	386,796,772	-	-
Energy	279,157,794	279,157,794	-	-
Financials	1,402,956,882	1,402,956,882	-	-
Health Care	893,295,508	893,295,508	-	-
Industrials	1,566,976,246	1,566,976,246	-	-
Information Technology	726,125,394	726,125,394	-	-
Materials	389,993,335	389,993,335	-	-
Real Estate	443,555,484	443,555,484	-	-
Utilities	260,455,165	260,455,165	-	-

Money Market Funds	258,400,008	258,400,008	-	-
Total Investments in Securities:	7,561,481,216	7,561,481,216	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $220,805,212) - See accompanying schedule:
Unaffiliated issuers (cost $5,573,515,816)	$7,303,081,208
Fidelity Central Funds (cost $258,400,008)	258,400,008

Total Investment in Securities (cost $5,831,915,824)		$7,561,481,216
Cash		101
Foreign currency held at value (cost $45,127)		45,280
Receivable for fund shares sold		11,820,584
Dividends receivable		4,876,077
Distributions receivable from Fidelity Central Funds		179,390
Other receivables		182,260
Total assets		7,578,584,908
Liabilities
Payable for investments purchased	$5,405,352
Payable for fund shares redeemed	4,410,339
Accrued management fee	3,360,128
Distribution and service plan fees payable	933,391
Other payables and accrued expenses	34,799
Collateral on securities loaned	212,783,054
Total liabilities		226,927,063
Net Assets		$7,351,657,845
Net Assets consist of:
Paid in capital		$5,388,101,924
Total accumulated earnings (loss)		1,963,555,921
Net Assets		$7,351,657,845

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,587,954,954 ÷ 43,672,329 shares)		$36.36
Service Class :
Net Asset Value, offering price and redemption price per share ($736,275,421 ÷ 20,625,962 shares)		$35.70
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($4,298,135,486 ÷ 125,623,143 shares)		$34.21
Investor Class :
Net Asset Value, offering price and redemption price per share ($729,291,984 ÷ 20,297,250 shares)		$35.93
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$40,334,681
Income from Fidelity Central Funds (including $101,276 from security lending)		1,700,339
Total income		42,035,020
Expenses
Management fee	$20,084,543
Distribution and service plan fees	5,572,629
Custodian fees and expenses	51,331
Independent trustees' fees and expenses	13,869
Audit fees	32,936
Legal	6,663
Interest	34,277
Miscellaneous	16,936
Total expenses		25,813,184
Net Investment income (loss)		16,221,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	224,288,961
Foreign currency transactions	(28,284)
Total net realized gain (loss)		224,260,677
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(159,551,796)
Assets and liabilities in foreign currencies	59,517
Total change in net unrealized appreciation (depreciation)		(159,492,279)
Net gain (loss)		64,768,398
Net increase (decrease) in net assets resulting from operations		$80,990,234
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,221,836	$28,907,332
Net realized gain (loss)	224,260,677	1,195,315,543
Change in net unrealized appreciation (depreciation)	(159,492,279)	(60,007,733)
Net increase (decrease) in net assets resulting from operations	80,990,234	1,164,215,142
Distributions to shareholders	(355,683,909)	(999,090,709)

Share transactions - net increase (decrease)	136,402,784	369,622,565
Total increase (decrease) in net assets	(138,290,891)	534,746,998

Net Assets
Beginning of period	7,489,948,736	6,955,201,738
End of period	$7,351,657,845	$7,489,948,736

Financial Highlights
VIP Mid Cap Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.56	$36.44	$32.72	$41.17	$38.72	$32.95
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.21	.21	.23	.15
Net realized and unrealized gain (loss)	.42	6.33	4.69	(6.16)	9.57	5.83
Total from investment operations	.53	6.55	4.90	(5.95)	9.80	5.98
Distributions from net investment income	-	(.22)	(.21)	(.17) C	(.28)	(.21)
Distributions from net realized gain	(1.73)	(5.21)	(.97)	(2.33) C	(7.07)	-
Total distributions	(1.73)	(5.43)	(1.18)	(2.50)	(7.35)	(.21)
Net asset value, end of period	$36.36	$37.56	$36.44	$32.72	$41.17	$38.72
Total Return D,E,F	1.27%	17.49%	15.08%	(14.74)%	25.60%	18.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56% I	.57%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.56 % I	.57%	.60%	.60%	.60%	.62%
Expenses net of all reductions, if any	.56% I	.57%	.60%	.60%	.60%	.62%
Net investment income (loss)	.62% I	.55%	.60%	.60%	.52%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$1,587,955	$1,633,099	$1,544,004	$1,455,364	$1,810,651	$1,579,450
Portfolio turnover rate J	69 % I	52%	41%	31%	37% K	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.92	$35.91	$32.25	$40.63	$38.28	$32.59
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.17	.17	.18	.12
Net realized and unrealized gain (loss)	.42	6.23	4.64	(6.09)	9.47	5.74
Total from investment operations	.51	6.41	4.81	(5.92)	9.65	5.86
Distributions from net investment income	-	(.19)	(.18)	(.13) C	(.23)	(.17)
Distributions from net realized gain	(1.73)	(5.21)	(.97)	(2.33) C	(7.07)	-
Total distributions	(1.73)	(5.40)	(1.15)	(2.46)	(7.30)	(.17)
Net asset value, end of period	$35.70	$36.92	$35.91	$32.25	$40.63	$38.28
Total Return D,E,F	1.24%	17.35%	15.00%	(14.85)%	25.51%	18.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.68%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.66 % I	.67%	.70%	.70%	.70%	.72%
Expenses net of all reductions, if any	.66% I	.67%	.70%	.70%	.70%	.72%
Net investment income (loss)	.52% I	.45%	.50%	.50%	.42%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$736,275	$724,659	$658,165	$586,964	$726,039	$642,654
Portfolio turnover rate J	69 % I	52%	41%	31%	37% K	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.48	$34.69	$31.20	$39.39	$37.29	$31.75
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.11	.12	.11	.07
Net realized and unrealized gain (loss)	.40	6.01	4.48	(5.90)	9.22	5.59
Total from investment operations	.46	6.13	4.59	(5.78)	9.33	5.66
Distributions from net investment income	-	(.14)	(.13)	(.08) C	(.16)	(.12)
Distributions from net realized gain	(1.73)	(5.21)	(.97)	(2.33) C	(7.07)	-
Total distributions	(1.73)	(5.34) D	(1.10)	(2.41)	(7.23)	(.12)
Net asset value, end of period	$34.21	$35.48	$34.69	$31.20	$39.39	$37.29
Total Return E,F,G	1.14%	17.18%	14.80%	(14.97)%	25.31%	17.87%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.81% J	.82%	.86%	.86%	.86%	.87%
Expenses net of fee waivers, if any	.81 % J	.82%	.85%	.85%	.85%	.87%
Expenses net of all reductions, if any	.81% J	.82%	.85%	.85%	.85%	.87%
Net investment income (loss)	.37% J	.30%	.35%	.35%	.27%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,298,135	$4,382,720	$4,101,183	$3,776,819	$4,970,428	$4,807,908
Portfolio turnover rate K	69 % J	52%	41%	31%	37% L	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.15	$36.10	$32.42	$40.83	$38.44	$32.72
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.18	.18	.20	.12
Net realized and unrealized gain (loss)	.42	6.27	4.65	(6.12)	9.51	5.78
Total from investment operations	.51	6.46	4.83	(5.94)	9.71	5.90
Distributions from net investment income	-	(.20)	(.19)	(.14) C	(.24)	(.18)
Distributions from net realized gain	(1.73)	(5.21)	(.97)	(2.33) C	(7.07)	-
Total distributions	(1.73)	(5.41)	(1.15) D	(2.47)	(7.32) D	(.18)
Net asset value, end of period	$35.93	$37.15	$36.10	$32.42	$40.83	$38.44
Total Return E,F,G	1.23%	17.40%	15.01%	(14.83)%	25.54%	18.08%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.63% J	.65%	.68%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.63 % J	.65%	.68%	.68%	.68%	.70%
Expenses net of all reductions, if any	.63% J	.65%	.68%	.68%	.68%	.69%
Net investment income (loss)	.54% J	.48%	.52%	.52%	.44%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$729,292	$749,471	$651,850	$634,220	$739,633	$593,584
Portfolio turnover rate K	69 % J	52%	41%	31%	37% L	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,922,976,098
Gross unrealized depreciation	(207,438,439)
Net unrealized appreciation (depreciation)	$1,715,537,659
Tax cost	$5,845,943,557

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Mid Cap Portfolio	2,467,206,973	2,693,136,711
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.63

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$353,262
Service Class 2	5,219,367
$5,572,629
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Mid Cap Portfolio	Borrower	11,845,667	4.57%	27,089

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Mid Cap Portfolio	61,626

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Mid Cap Portfolio	176,216,315	149,331,850	3,198,345

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Mid Cap Portfolio	5,906
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Mid Cap Portfolio	10,562	9	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Mid Cap Portfolio	13,010,999
Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Mid Cap Portfolio	5,357,500	4.83%	7,188
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Mid Cap Portfolio
Distributions to shareholders
Initial Class	$74,599,082	$213,376,033
Service Class	33,824,557	95,410,660
Service Class 2	212,313,519	593,657,915
Investor Class	34,946,751	96,646,101
Total	$355,683,909	$999,090,709

9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Mid Cap Portfolio
Initial Class
Shares sold	1,138,702	1,923,381	$39,499,725	$76,887,654
Reinvestment of distributions	1,987,719	5,414,963	74,599,082	213,376,033
Shares redeemed	(2,936,064)	(6,222,674)	(103,592,196)	(245,813,857)
Net increase (decrease)	190,357	1,115,670	$10,506,611	$44,449,830
Service Class
Shares sold	988,423	650,880	$33,698,603	$25,986,431
Reinvestment of distributions	917,649	2,462,389	33,824,557	95,410,660
Shares redeemed	(907,855)	(1,814,200)	(31,491,688)	(71,188,138)
Net increase (decrease)	998,217	1,299,069	$36,031,472	$50,208,953
Service Class 2
Shares sold	6,170,893	6,634,142	$203,380,820	$250,567,717
Reinvestment of distributions	6,006,040	15,936,168	212,313,519	593,657,914
Shares redeemed	(10,074,403)	(17,275,031)	(333,065,892)	(652,188,552)
Net increase (decrease)	2,102,530	5,295,279	$82,628,447	$192,037,079
Investor Class
Shares sold	338,411	985,983	$11,986,661	$39,003,722
Reinvestment of distributions	941,961	2,478,637	34,946,751	96,646,101
Shares redeemed	(1,159,121)	(1,344,693)	(39,697,158)	(52,723,120)
Net increase (decrease)	121,251	2,119,927	$7,236,254	$82,926,703
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	13%	1	14%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Mid Cap Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.723369.126
VIPMID-SANN-0825
Fidelity® Variable Insurance Products:

VIP Growth Opportunities Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth Opportunities Portfolio
Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	496	641,789
CANADA - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (c)	66,400	10,365,704
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,125	2,783,175
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE	102,000	31,189,505
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(d)	461,230	1,676,897
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(d)	292,381	1,072,905
TOTAL INDIA		2,749,802
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	8,155	0
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	11,726	0

TOTAL ISRAEL		0
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	32,931	18,152,226
SINGAPORE - 1.2%
Communication Services - 1.2%
Entertainment - 1.2%
Sea Ltd Class A ADR (c)	330,088	52,794,275
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	346,900	78,569,381
UNITED KINGDOM - 0.6%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)	1,101,900	3,660,306
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	4,483	4,347,658
TOTAL FINANCIALS		8,007,964

Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC ADR (e)	1,306,000	17,474,280
TOTAL UNITED KINGDOM		25,482,244
UNITED STATES - 92.7%
Communication Services - 19.2%
Diversified Telecommunication Services - 0.5%
AT&T Inc	671,900	19,444,786
Entertainment - 5.7%
Netflix Inc (c)	71,300	95,479,969
ROBLOX Corp Class A (c)	195,000	20,514,000
Roku Inc Class A (c)	1,410,164	123,939,314
Spotify Technology SA (c)	600	460,404
		240,393,687
Interactive Media & Services - 11.1%
Alphabet Inc Class C	738,260	130,959,941
Epic Games Inc (b)(c)(d)	8,216	6,046,072
Meta Platforms Inc Class A	424,579	313,377,515
Reddit Inc Class A (c)	139,700	21,034,629
		471,418,157
Media - 0.1%
MNTN Inc (f)	118,780	2,597,719
Wireless Telecommunication Services - 1.8%
T-Mobile US Inc	313,088	74,596,347
TOTAL COMMUNICATION SERVICES		808,450,696

Consumer Discretionary - 11.1%
Automobiles - 0.1%
Neutron Holdings Inc (b)(c)(d)	106,587	6,661
Rad Power Bikes Inc (b)(c)(d)	56,834	3,410
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	69,642	9,054
Rivian Automotive Inc Class A (c)	3,500	48,090
Tesla Inc (c)	20,275	6,440,557
		6,507,772
Broadline Retail - 7.6%
Amazon.com Inc (c)	1,466,360	321,704,720
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings Inc	47,600	12,677,784
Sonder Holdings Inc Stage 1 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 2 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 3 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 4 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Starbucks Corp	154,700	14,175,161
Yum! Brands Inc	7,900	1,170,622
		28,023,567
Specialty Retail - 2.7%
Carvana Co Class A (c)	169,000	56,946,240
Lowe's Cos Inc	130,900	29,042,783
O'Reilly Automotive Inc (c)	298,200	26,876,766
		112,865,789
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(c)(d)	745,906	1,820,011
TOTAL CONSUMER DISCRETIONARY		470,921,859

Consumer Staples - 2.7%
Beverages - 0.9%
Coca-Cola Co/The	530,300	37,518,725
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	16,900	363,519
BJ's Wholesale Club Holdings Inc (c)	312,400	33,686,092
Costco Wholesale Corp	21,200	20,986,728
Walmart Inc	191,500	18,724,870
		73,761,209
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	2,980,637	3,517,152
JUUL Labs Inc Class B (b)(c)(d)	560	660
Philip Morris International Inc	2,700	491,751
		4,009,563
TOTAL CONSUMER STAPLES		115,289,497

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxon Mobil Corp	29,500	3,180,100
Financials - 4.5%
Capital Markets - 0.8%
Blue Owl Capital Inc Class A	383,000	7,357,430
Charles Schwab Corp/The	117,300	10,702,452
LPL Financial Holdings Inc	37,400	14,023,878
		32,083,760
Financial Services - 2.5%
Apollo Global Management Inc	154,100	21,862,167
Visa Inc Class A	239,633	85,081,697
		106,943,864
Insurance - 1.2%
Aon PLC	5,600	1,997,856
Arthur J Gallagher & Co	56,400	18,054,768
Progressive Corp/The	113,900	30,395,354
		50,447,978
TOTAL FINANCIALS		189,475,602

Health Care - 4.2%
Biotechnology - 1.3%
AbbVie Inc	87,100	16,167,502
Alnylam Pharmaceuticals Inc (c)	42,451	13,842,847
Cytokinetics Inc (c)	284,200	9,389,968
Nuvalent Inc Class A (c)	56,384	4,302,099
Vaxcyte Inc (c)	233,204	7,581,462
Viking Therapeutics Inc (c)(e)	150,789	3,995,908
		55,279,786
Health Care Equipment & Supplies - 1.0%
Blink Health LLC Class A1 (b)(c)(d)	11,090	405,561
Boston Scientific Corp (c)	404,992	43,500,191
		43,905,752
Health Care Providers & Services - 0.1%
Humana Inc	2,300	562,304
McKesson Corp	1,700	1,245,726
		1,808,030
Pharmaceuticals - 1.8%
Eli Lilly & Co	96,000	74,834,880
Structure Therapeutics Inc ADR (c)	96,900	2,009,706
		76,844,586
TOTAL HEALTH CARE		177,838,154

Industrials - 4.0%
Aerospace & Defense - 0.8%
Axon Enterprise Inc (c)	20,900	17,303,946
GE Aerospace	32,000	8,236,480
Relativity Space Inc (b)(c)	2,081	2,352
Space Exploration Technologies Corp (b)(c)(d)	22,039	4,077,215
Space Exploration Technologies Corp Class C (b)(c)(d)	4,029	745,365
TransDigm Group Inc	3,100	4,713,984
		35,079,342
Building Products - 1.9%
Builders FirstSource Inc (c)	666,100	77,727,209
Ground Transportation - 1.0%
Uber Technologies Inc (c)	463,293	43,225,237
Passenger Airlines - 0.2%
Delta Air Lines Inc	85,400	4,199,972
United Airlines Holdings Inc (c)	61,600	4,905,208
		9,105,180
Trading Companies & Distributors - 0.1%
QXO Inc (c)(e)	234,500	5,051,129
TOTAL INDUSTRIALS		170,188,097

Information Technology - 44.4%
Electronic Equipment, Instruments & Components - 2.1%
Flex Ltd (c)	1,763,890	88,053,389
IT Services - 1.0%
CoreWeave Inc Class A (f)	58,460	9,532,488
CoreWeave Inc Class A (c)(e)	11,600	1,891,496
CoreWeave Inc Class A (b)(f)	2,044	333,295
IBM Corporation	103,000	30,362,340
		42,119,619
Semiconductors & Semiconductor Equipment - 20.2%
Advanced Micro Devices Inc (c)	291,600	41,378,040
Astera Labs Inc (c)	44,000	3,978,480
Broadcom Inc	651,100	179,475,715
Marvell Technology Inc	229,300	17,747,820
Micron Technology Inc	44,100	5,435,325
NVIDIA Corp	3,826,420	604,536,096
		852,551,476
Software - 16.8%
AppLovin Corp Class A (c)	177,200	62,034,176
Celestial AI Inc (b)(d)	1,094	18,587
Circle Internet Group Inc (d)(f)	235,294	42,656,449
Circle Internet Group Inc Class A (e)	1,200	217,548
Datadog Inc Class A (c)	135,200	18,161,416
Microsoft Corp	1,038,244	516,432,949
Monday.com Ltd (c)	16,100	5,063,128
OpenAI Global LLC rights (b)(c)(d)	632,919	930,391
Oracle Corp	38,400	8,395,392
Palantir Technologies Inc Class A (c)	239,000	32,580,480
Samsara Inc Class A (c)	152,900	6,082,362
Servicenow Inc (c)	16,818	17,290,249
Stripe Inc Class B (b)(c)(d)	10,400	369,200
		710,232,327
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	879,504	180,447,836
TOTAL INFORMATION TECHNOLOGY		1,873,404,647

Real Estate - 0.6%
Health Care REITs - 0.0%
Welltower Inc	8,000	1,229,840
Real Estate Management & Development - 0.2%
Zillow Group Inc Class C (c)	153,800	10,773,690
Specialized REITs - 0.4%
American Tower Corp	69,700	15,405,094
TOTAL REAL ESTATE		27,408,624

Utilities - 1.9%
Electric Utilities - 1.3%
Constellation Energy Corp	66,500	21,463,540
NRG Energy Inc	164,400	26,399,352
PG&E Corp	530,000	7,388,200
		55,251,092
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	129,200	25,040,252
TOTAL UTILITIES		80,291,344

TOTAL UNITED STATES		3,916,448,620
TOTAL COMMON STOCKS (Cost $1,997,278,555)		4,139,176,721

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	130,700	368,103
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	35,600	100,264
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(g)	1,922,010	2,486,312
		2,954,679
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	18,211	12,711
TOTAL UNITED STATES		2,967,390
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,106,521)		2,967,390

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	2,600	143,363
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	17,456	3,827,752
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	49,381	1,568,341
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (b)(d)	631,260	826,951
Meesho Series E (b)(d)	105,120	137,707
Meesho Series E-1 (b)(d)	141,240	185,024
Meesho Series F (b)(d)	2,064,925	2,705,052
		3,854,734
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(d)	698,713	2,563,959
Pine Labs Pvt Ltd Series A (b)(d)	174,615	640,758
Pine Labs Pvt Ltd Series B (b)(d)	190,003	697,225
Pine Labs Pvt Ltd Series B2 (b)(d)	153,630	563,752
Pine Labs Pvt Ltd Series C (b)(d)	285,768	1,048,639
Pine Labs Pvt Ltd Series C1 (b)(d)	60,155	220,740
Pine Labs Pvt Ltd Series D (b)(d)	64,352	236,143
		5,971,216
TOTAL INDIA		9,825,950
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	22,100	174,590
Element Labs Inc Series B (b)(d)	18,500	162,409
		336,999
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	74,300	124,824
Xsight Labs Ltd Series E (b)(d)	58,630	469,040
Xsight Labs Ltd Series E1 (b)(d)	27,183	217,464
		811,328
TOTAL ISRAEL		1,148,327
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,673,000	104,563
Rad Power Bikes Inc Series A (b)(c)(d)	7,410	444
Rad Power Bikes Inc Series C (b)(c)(d)	29,156	4,373
Rad Power Bikes Inc Series D (b)(c)(d)	54,800	12,604
Waymo LLC Series A2 (b)(c)(d)	7,496	526,594
Waymo LLC Series C2 (b)(d)	16,241	1,340,045
		1,988,623
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	10,300	356,277
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	131,549	155,228
JUUL Labs Inc Series D (b)(c)(d)	741	874
		156,102
TOTAL CONSUMER STAPLES		512,379

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	9,073	673,126
Tenstorrent Holdings Inc Series D1 (b)(d)	16,145	1,268,997
		1,942,123
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	40,445	1,479,074
Blink Health LLC Series D (b)(c)(d)	8,446	308,870
		1,787,944
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(h)	105,185	429,155
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	19,932	713,964
TOTAL HEALTH CARE		2,931,063

Industrials - 1.0%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(d)	87,824	3,590,245
Anduril Industries Inc Series G (b)(d)	22,400	915,712
Space Exploration Technologies Corp Series I (b)(c)(d)	3,941	7,290,850
Space Exploration Technologies Corp Series N (b)(c)(d)	8,100	14,985,000
		26,781,807
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	30,114	1,173,241
Construction & Engineering - 0.3%
Beta Technologies Inc Series A (b)(c)(d)	64,780	7,415,367
Beta Technologies Inc Series C, 6% (b)(d)	5,300	631,972
		8,047,339
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	13,900	111,559
TOTAL INDUSTRIALS		36,113,946

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	49,900	179,640
Enevate Corp Series E (b)(c)(d)	1,172,546	363,489
Vast Data Ltd Series A (b)(c)(d)	8,394	199,861
Vast Data Ltd Series A1 (b)(c)(d)	20,660	491,915
Vast Data Ltd Series A2 (b)(c)(d)	23,765	565,845
Vast Data Ltd Series B (b)(c)(d)	18,910	450,247
Vast Data Ltd Series C (b)(c)(d)	552	13,143
Vast Data Ltd Series E (b)(c)(d)	18,070	430,247
		2,694,387
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	70,900	335,357
X.Ai Holdings Corp Series B (b)(d)	161,864	5,917,748
X.Ai Holdings Corp Series C (b)(d)	88,054	3,219,254
Yanka Industries Inc Series E (b)(c)(d)	53,172	142,501
Yanka Industries Inc Series F (b)(c)(d)	55,568	238,942
		9,853,802
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	171,100	1,036,866
SiMa Technologies Inc Series B1 (b)(c)(d)	24,426	174,646
		1,211,512
Software - 0.3%
Anthropic PBC Series D (b)(c)(d)	10,536	962,464
Anthropic PBC Series E (b)(d)	5,100	445,740
Celestial AI Inc Series A (b)(d)	6,976	118,522
Celestial AI Inc Series B (b)(d)	5,250	89,197
Celestial AI Inc Series C1 (b)(d)	21,029	357,283
Crusoe Energy Systems LLC Series D (b)(d)	43,571	1,497,100
Databricks Inc Series G (b)(c)(d)	27,000	3,039,120
Databricks Inc Series I (b)(c)(d)	382	42,998
Databricks Inc Series J (b)(d)	3,309	372,461
Lyte Ai Inc Series B (b)(d)	45,500	498,224
MOLOCO Inc Series A (b)(c)(d)	41,187	2,754,587
Runway AI Inc Series D (b)(d)	116,730	1,377,414
Stripe Inc Series H (b)(c)(d)	24,195	858,923
		12,414,033
TOTAL INFORMATION TECHNOLOGY		26,173,734

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	99,028	2,456,885
TOTAL UNITED STATES		72,118,753
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $63,277,120)		88,632,486

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	69,642	51,869
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	65,163	33,420
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	195,802	207,666
TOTAL INFORMATION TECHNOLOGY		241,086

TOTAL UNITED STATES		292,955
TOTAL PREFERRED SECURITIES (Cost $330,607)		292,955

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	9,857,359	9,859,331
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	26,904,468	26,907,158
TOTAL MONEY MARKET FUNDS (Cost $36,766,489)			36,766,489

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,099,759,292)	4,267,836,041
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(39,016,809)
NET ASSETS - 100.0%	4,228,819,232

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,237,868 or 3.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $55,119,951 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	992,901

Anduril Industries Inc Series F	8/07/24	1,908,995

Anduril Industries Inc Series G	4/17/25	915,775

Anthropic PBC Series D	5/31/24	316,127

Anthropic PBC Series E	2/14/25	286,041

Beta Technologies Inc Series A	4/09/21	4,746,431

Beta Technologies Inc Series C, 6%	10/24/24	606,691

Blink Health LLC Class A1	12/30/20 - 6/17/24	318,415

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Blink Health LLC Series D	6/17/24 - 6/25/24	354,732

Bombas LLC	2/16/21 - 11/12/21	3,539,531

ByteDance Ltd Series E1	11/18/20	1,912,727

Canva Inc Class A	12/23/24	634,925

Celestial AI Inc	2/25/25	16,208

Celestial AI Inc Series A	2/25/25	103,354

Celestial AI Inc Series B	2/25/25	77,782

Celestial AI Inc Series C1	2/25/25	366,540

Cellink Corp Series D	1/20/22	1,039,113

Circle Internet Group Inc	5/11/21 - 5/09/22	4,349,706

Crusoe Energy Systems LLC Series D	12/10/24	1,271,046

Databricks Inc Series G	2/01/21	1,596,311

Databricks Inc Series I	9/14/23	28,077

Databricks Inc Series J	12/17/24	306,083

Diamond Foundry Inc Series C	3/15/21	2,376,672

Element Labs Inc Series A	2/11/25	81,518

Element Labs Inc Series B	6/27/25	162,410

Empower Semiconductor Inc Series D	6/27/25	111,559

Enevate Corp 10% 5/12/2199	11/12/24	18,211

Enevate Corp 6%	11/02/23 - 10/31/24	65,163

Enevate Corp Series E	1/29/21	1,299,984

Epic Games Inc	7/13/20 - 3/29/21	6,646,200

GoBrands Inc Series G	3/02/21	2,572,088

Gupshup Inc	6/08/21	1,621,143

JUUL Labs Inc Class A	2/23/24	3,025,257

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	1,271,063

Lyte Ai Inc Series B	8/13/24	577,218

Meesho Series D-2	7/15/24	589,176

Meesho Series E	7/15/24	98,112

Meesho Series E-1	4/18/24	131,824

Meesho Series F	9/21/21 - 7/15/24	2,559,960

MOLOCO Inc Series A	6/26/23	2,471,220

Neutron Holdings Inc	2/04/21	1,066

Neutron Holdings Inc 4% 5/22/2027	6/04/20	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/20	35,600

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	1,922,010

Neutron Holdings Inc Series 1C	7/03/18	305,891

OpenAI Global LLC rights	9/30/24	632,919

Oura Health Oy Series D	12/18/24	1,268,598

Pine Labs Pvt Ltd	6/30/21	857,478

Pine Labs Pvt Ltd Series 1	6/30/21	2,048,766

Pine Labs Pvt Ltd Series A	6/30/21	512,210

Pine Labs Pvt Ltd Series B	6/30/21	557,326

Pine Labs Pvt Ltd Series B2	6/30/21	450,688

Pine Labs Pvt Ltd Series C	6/30/21	838,090

Pine Labs Pvt Ltd Series C1	6/30/21	176,636

Pine Labs Pvt Ltd Series D	6/30/21	188,940

Rad Power Bikes Inc	1/21/21	274,158

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	69,642

Rad Power Bikes Inc Series A	1/21/21	35,745

Rad Power Bikes Inc Series C	1/21/21	140,644

Rad Power Bikes Inc Series D	9/17/21	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Revolut Group Holdings Ltd	12/27/24	3,899,104

Runway AI Inc Series D	9/06/24	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	195,802

SiMa Technologies Inc Series B	5/10/21	877,298

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	173,202

Space Exploration Technologies Corp	2/16/21 - 12/09/24	1,563,757

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	569,946

Space Exploration Technologies Corp Series I	4/05/18	666,029

Space Exploration Technologies Corp Series N	8/04/20	2,187,000

Stripe Inc Class B	5/18/21	417,335

Stripe Inc Series H	3/15/21 - 5/25/23	970,824

Taalas Inc Series B	2/19/25	142,775

Tenstorrent Holdings Inc Series C1	4/23/21	539,435

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,272,653

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	3,019,147

Vast Data Ltd Series A	11/28/23	92,334

Vast Data Ltd Series A1	11/28/23	227,260

Vast Data Ltd Series A2	11/28/23	261,415

Vast Data Ltd Series B	11/28/23	208,010

Vast Data Ltd Series C	11/28/23	6,072

Vast Data Ltd Series E	11/28/23	397,540

Waymo LLC Series A2	5/08/20	643,661

Waymo LLC Series C2	10/18/24	1,270,067

X.Ai Holdings Corp Series B	5/13/24	1,937,512

X.Ai Holdings Corp Series C	11/22/24	1,906,369

Xsight Labs Ltd Series D	2/16/21	594,103

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	469,043

Xsight Labs Ltd Series E1	1/11/24	217,355

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series E	5/15/20	642,275

Yanka Industries Inc Series F	4/08/21	1,771,330

Zipline International Inc Series G	6/07/24	1,263,171

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,818,193	456,230,106	451,188,968	666,604	-	-	9,859,331	9,857,359	0.0%
Fidelity Securities Lending Cash Central Fund	8,475,317	172,508,416	154,076,575	181,175	-	-	26,907,158	26,904,468	0.1%
Total	13,293,510	628,738,522	605,265,543	847,779	-	-	36,766,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	861,244,971	855,198,899	-	6,046,072
Consumer Discretionary	472,598,756	469,082,723	-	3,516,033
Consumer Staples	115,289,497	111,771,685	-	3,517,812
Energy	3,180,100	3,180,100	-	-
Financials	197,483,566	189,475,602	-	8,007,964
Health Care	198,773,555	198,367,994	-	405,561
Industrials	187,662,377	182,837,445	-	4,824,932
Information Technology	1,995,243,931	1,960,688,259	31,189,505	3,366,167
Real Estate	27,408,624	27,408,624	-	-
Utilities	80,291,344	80,291,344	-	-

Convertible Corporate Bonds
Consumer Discretionary	2,954,679	-	-	2,954,679
Information Technology	12,711	-	-	12,711

Convertible Preferred Stocks
Communication Services	3,827,752	-	-	3,827,752
Consumer Discretionary	5,843,357	-	-	5,843,357
Consumer Staples	512,379	-	-	512,379
Financials	1,942,123	-	-	1,942,123
Health Care	4,499,404	-	-	4,499,404
Industrials	36,450,945	-	-	36,450,945
Information Technology	33,099,641	-	-	33,099,641
Materials	2,456,885	-	-	2,456,885

Preferred Securities
Consumer Discretionary	51,869	-	-	51,869
Information Technology	241,086	-	-	241,086

Money Market Funds	36,766,489	36,766,489	-	-
Total Investments in Securities:	4,267,836,041	4,115,069,164	31,189,505	121,577,372
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Common Stocks	32,812,972	(3,744,042)	(1,012,811)	10,673,145	(9,044,723)	-	-	-	29,684,541	540,667
Convertible Preferred Stocks	80,333,393	-	11,388,827	15,133,515	(18,223,249)	-	-	-	88,632,486	9,002,983
Convertible Corporate Bonds	2,642,570	-	255,350	69,470	-	-	-	-	2,967,390	255,351
Preferred Securities	339,334	-	(55,832)	9,453	-	-	-	-	292,955	(55,833)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,432,466) - See accompanying schedule:
Unaffiliated issuers (cost $2,062,992,803)	$4,231,069,552
Fidelity Central Funds (cost $36,766,489)	36,766,489

Total Investment in Securities (cost $2,099,759,292)		$4,267,836,041
Cash		106,664
Receivable for fund shares sold		2,686,904
Dividends receivable		800,762
Interest receivable		62,164
Distributions receivable from Fidelity Central Funds		176,200
Other receivables		85,266
Total assets		4,271,754,001
Liabilities
Payable for investments purchased	$8,744,686
Payable for fund shares redeemed	4,595,160
Accrued management fee	1,969,057
Distribution and service plan fees payable	399,123
Other payables and accrued expenses	326,801
Collateral on securities loaned	26,899,942
Total liabilities		42,934,769
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$4,228,819,232
Net Assets consist of:
Paid in capital		$1,873,752,934
Total accumulated earnings (loss)		2,355,066,298
Net Assets		$4,228,819,232

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($747,613,375 ÷ 8,361,176 shares)		$89.41
Service Class :
Net Asset Value, offering price and redemption price per share ($167,336,189 ÷ 1,883,592 shares)		$88.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,932,981,107 ÷ 22,370,161 shares)		$86.41
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,380,888,561 ÷ 15,645,598 shares)		$88.26
Consolidated Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$8,377,245
Interest		75,807
Income from Fidelity Central Funds (including $181,175 from security lending)		847,779
Total income		9,300,831
Expenses
Management fee	$11,096,027
Distribution and service plan fees	2,197,083
Custodian fees and expenses	23,561
Independent trustees' fees and expenses	7,199
Audit fees	31,656
Legal	9,170
Interest	16,588
Miscellaneous	195,508
Total expenses before reductions	13,576,792
Expense reductions	(8,306)
Total expenses after reductions		13,568,486
Net Investment income (loss)		(4,267,655)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	198,172,522
Foreign currency transactions	(19,704)
Total net realized gain (loss)		198,152,818
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $171,226)	154,362,284
Assets and liabilities in foreign currencies	11,782
Total change in net unrealized appreciation (depreciation)		154,374,066
Net gain (loss)		352,526,884
Net increase (decrease) in net assets resulting from operations		$348,259,229
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,267,655)	$(10,624,518)
Net realized gain (loss)	198,152,818	337,565,403
Change in net unrealized appreciation (depreciation)	154,374,066	766,905,185
Net increase (decrease) in net assets resulting from operations	348,259,229	1,093,846,070
Distributions to shareholders	(48,973,453)	-

Share transactions - net increase (decrease)	44,148,001	(68,752,435)
Total increase (decrease) in net assets	343,433,777	1,025,093,635

Net Assets
Beginning of period	3,885,385,455	2,860,291,820
End of period	$4,228,819,232	$3,885,385,455

Consolidated Financial Highlights
VIP Growth Opportunities Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$83.00	$59.76	$41.03	$79.25	$77.54	$48.86
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.13)	(.08)	(.02)	(.24)	(.06)
Net realized and unrealized gain (loss)	7.47	23.37	18.81	(27.11)	9.38	32.11
Total from investment operations	7.44	23.24	18.73	(27.13)	9.14	32.05
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.03)	-	-	(11.09)	(7.43)	(3.36)
Total distributions	(1.03)	-	-	(11.09)	(7.43)	(3.37)
Net asset value, end of period	$89.41	$83.00	$59.76	$41.03	$79.25	$77.54
Total Return C,D,E	8.98%	38.89%	45.65%	(38.15)%	11.94%	68.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.58%	.62%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58 % H	.58%	.61%	.62%	.62%	.64%
Expenses net of all reductions, if any	.58% H	.58%	.61%	.62%	.62%	.63%
Net investment income (loss)	(.08)% H	(.17)%	(.16)%	(.05)%	(.30)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$747,613	$692,266	$486,947	$256,757	$471,980	$470,897
Portfolio turnover rate I	82 % H	58%	54%	68%	82%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$82.52	$59.47	$40.87	$79.06	$77.37	$48.77
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.20)	(.13)	(.07)	(.32)	(.12)
Net realized and unrealized gain (loss)	7.42	23.25	18.73	(27.03)	9.35	32.04
Total from investment operations	7.35	23.05	18.60	(27.10)	9.03	31.92
Distributions from net investment income	-	-	-	-	-	- C
Distributions from net realized gain	(1.03)	-	-	(11.09)	(7.34)	(3.31)
Total distributions	(1.03)	-	-	(11.09)	(7.34)	(3.32) D
Net asset value, end of period	$88.84	$82.52	$59.47	$40.87	$79.06	$77.37
Total Return E,F,G	8.92%	38.76%	45.51%	(38.21)%	11.83%	68.49%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68% J	.68%	.72%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.68 % J	.67%	.71%	.72%	.72%	.74%
Expenses net of all reductions, if any	.68% J	.67%	.71%	.72%	.72%	.73%
Net investment income (loss)	(.18)% J	(.27)%	(.26)%	(.15)%	(.40)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$167,336	$171,526	$127,432	$94,433	$157,797	$163,452
Portfolio turnover rate K	82 % J	58%	54%	68%	82%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$80.34	$57.99	$39.91	$77.62	$76.08	$48.05
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.29)	(.20)	(.14)	(.44)	(.20)
Net realized and unrealized gain (loss)	7.23	22.64	18.28	(26.48)	9.22	31.50
Total from investment operations	7.10	22.35	18.08	(26.62)	8.78	31.30
Distributions from net realized gain	(1.03)	-	-	(11.09)	(7.24)	(3.27)
Total distributions	(1.03)	-	-	(11.09)	(7.24)	(3.27)
Net asset value, end of period	$86.41	$80.34	$57.99	$39.91	$77.62	$76.08
Total Return C,D,E	8.85%	38.54%	45.30%	(38.32)%	11.68%	68.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.83%	.87%	.87%	.87%	.88%
Expenses net of fee waivers, if any	.83 % H	.82%	.86%	.87%	.87%	.88%
Expenses net of all reductions, if any	.83% H	.82%	.86%	.87%	.87%	.88%
Net investment income (loss)	(.33)% H	(.42)%	(.41)%	(.30)%	(.55)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,932,981	$1,701,707	$1,260,467	$868,129	$1,304,134	$1,079,778
Portfolio turnover rate I	82 % H	58%	54%	68%	82%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$81.97	$59.07	$40.58	$78.58	$76.94	$48.52
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.17)	(.12)	(.06)	(.30)	(.10)
Net realized and unrealized gain (loss)	7.38	23.07	18.61	(26.85)	9.31	31.86
Total from investment operations	7.32	22.90	18.49	(26.91)	9.01	31.76
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.03)	-	-	(11.09)	(7.37)	(3.33)
Total distributions	(1.03)	-	-	(11.09)	(7.37)	(3.34)
Net asset value, end of period	$88.26	$81.97	$59.07	$40.58	$78.58	$76.94
Total Return C,D,E	8.94%	38.77%	45.56%	(38.20)%	11.87%	68.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.65 % H	.65%	.69%	.70%	.70%	.71%
Expenses net of all reductions, if any	.65% H	.65%	.69%	.70%	.70%	.71%
Net investment income (loss)	(.16)% H	(.24)%	(.24)%	(.12)%	(.38)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,380,889	$1,319,886	$985,446	$687,300	$1,362,435	$1,251,032
Portfolio turnover rate I	82 % H	58%	54%	68%	82%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Growth Opportunities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 29,684,541	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	33.3	Increase
			Enterprise value/Net income (EV/NI)	15.5 - 15.8 / 15.6	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 32.6 / 7.3	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 2.6	Increase
			Volatility	50.0% - 80.0% / 50.6%	Increase
Convertible Corporate Bonds	$ 2,967,390	Market comparable	Discount rate	29.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Discount rate	21.7%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.3% - 5.0% / 4.3%	Increase
			Term	0.5	Increase
			Volatility	75.0% - 100.0% / 75.1%	Increase
Convertible Preferred Stocks	$ 88,632,486	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	33.3	Increase
			Enterprise value/Gross profit multiple (EV/GP)	10.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.8 - 38.2 / 14.9	Increase
		Market approach	Discount rate	80.0%	Decrease
			Premium rate	20.0%	Increase
			Transaction price	$1.10 - $78.20 / $35.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 4.0% / 3.8%	Increase
			Term	2.0 - 5.0 / 3.0	Increase
			Volatility	50.0% - 100.0% / 71.8%	Increase
Preferred Securities	$ 292,955	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9	Increase
		Market approach	Discount rate	35.4% - 37.9% / 37.5%	Decrease
			Probability rate	0.0% - 50.0% / 34.4%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	3.9% - 5.0% / 4.3%	Increase
			Term	0.5 - 2.1 / 0.8	Increase
			Volatility	50.0% - 100.0% / 57.5%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,219,167,778
Gross unrealized depreciation	(60,293,485)
Net unrealized appreciation (depreciation)	$2,158,874,293
Tax cost	$2,108,961,748

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Growth Opportunities Portfolio	Anduril Industries Inc. Class B	98,078	-
VIP Growth Opportunities Portfolio	Anduril Industries Inc. Class C	41	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
VIP Growth Opportunities Portfolio	429,155.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Opportunities Portfolio	1,565,985,928	1,573,216,724
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$77,871
Service Class 2	2,119,212
$2,197,083
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Opportunities Portfolio	Borrower	10,063,385	4.56%	16,588

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Opportunities Portfolio	18,844

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Opportunities Portfolio	171,134,160	154,724,146	81,859,395
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Growth Opportunities Portfolio	3,013
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Opportunities Portfolio	21,606	627	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
VIP Growth Opportunities Portfolio	8,115
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,306.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Growth Opportunities Portfolio
Distributions to shareholders
Initial Class	$8,517,821	$ -
Service Class	1,992,615	-
Service Class 2	21,782,504	-
Investor Class	16,680,513	-
Total	$48,973,453	$ -
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Growth Opportunities Portfolio
Initial Class
Shares sold	629,019	1,324,892	$48,770,079	$94,401,829
Reinvestment of distributions	96,290	-	8,517,821	-
Shares redeemed	(704,326)	(1,132,781)	(56,870,425)	(80,226,869)
Net increase (decrease)	20,983	192,111	$417,475	$14,174,960
Service Class
Shares sold	165,270	617,996	$13,091,011	$44,848,430
Reinvestment of distributions	22,664	-	1,992,615	-
Shares redeemed	(383,048)	(682,072)	(30,907,596)	(49,176,736)
Net increase (decrease)	(195,114)	(64,076)	$(15,823,970)	$(4,328,306)
Service Class 2
Shares sold	2,504,681	3,126,487	$189,716,468	$218,220,043
Reinvestment of distributions	254,587	-	21,782,504	-
Shares redeemed	(1,569,204)	(3,681,358)	(122,534,147)	(260,907,070)
Net increase (decrease)	1,190,064	(554,871)	$88,964,825	$(42,687,027)
Investor Class
Shares sold	517,743	1,131,958	$42,289,292	$83,865,692
Reinvestment of distributions	190,984	-	16,680,513	-
Shares redeemed	(1,164,279)	(1,714,694)	(88,380,134)	(119,777,754)
Net increase (decrease)	(455,552)	(582,736)	$(29,410,329)	$(35,912,062)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Opportunities Portfolio	38%	1	41%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	19,815,631,510.17	96.35
Withheld	749,708,334.02	3.65
TOTAL	20,565,339,844.19	100.00
Robert A. Lawrence
Affirmative	19,766,714,617.58	96.12
Withheld	798,625,226.62	3.88
TOTAL	20,565,339,844.19	100.00
Vijay C. Advani
Affirmative	19,788,320,252.27	96.22
Withheld	777,019,591.92	3.78
TOTAL	20,565,339,844.19	100.00
Thomas P. Bostick
Affirmative	19,780,566,370.66	96.18
Withheld	784,773,473.53	3.82
TOTAL	20,565,339,844.19	100.00
Donald F. Donahue
Affirmative	19,723,882,404.02	95.91
Withheld	841,457,440.18	4.09
TOTAL	20,565,339,844.19	100.00
Vicki L. Fuller
Affirmative	19,823,019,040.62	96.39
Withheld	742,320,803.57	3.61
TOTAL	20,565,339,844.19	100.00
Patricia L. Kampling
Affirmative	19,837,563,936.04	96.46
Withheld	727,775,908.15	3.54
TOTAL	20,565,339,844.19	100.00
Thomas A. Kennedy
Affirmative	19,789,564,999.11	96.23
Withheld	775,774,845.08	3.77
TOTAL	20,565,339,844.19	100.00
Oscar Munoz
Affirmative	19,772,385,801.51	96.14
Withheld	792,954,042.68	3.86
TOTAL	20,565,339,844.19	100.00
Karen B. Peetz
Affirmative	19,804,495,604.67	96.30
Withheld	760,844,239.52	3.70
TOTAL	20,565,339,844.19	100.00
David M. Thomas
Affirmative	19,717,117,994.71	95.88
Withheld	848,221,849.48	4.12
TOTAL	20,565,339,844.19	100.00
Susan Tomasky
Affirmative	19,783,626,171.89	96.20
Withheld	781,713,672.31	3.80
TOTAL	20,565,339,844.19	100.00
Michael E. Wiley
Affirmative	19,728,139,900.50	95.93
Withheld	837,199,943.69	4.07
TOTAL	20,565,339,844.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Opportunities Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705699.127
VIPGRO-SANN-0825
Fidelity® Variable Insurance Products:

VIP Growth & Income Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth & Income Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.1%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	115,700	22,753,418
CANADA - 1.9%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Imperial Oil Ltd (b)	504,700	40,094,324
South Bow Corp	74,200	1,926,176
		42,020,500
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	127,145	7,863,918
TOTAL CANADA		49,884,418
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR (b)	83,600	5,770,072
FRANCE - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	1,900	413,926
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	77,200	7,693,333
Remy Cointreau SA	14,028	715,832
		8,409,165
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	56,700	11,861,682
TOTAL FRANCE		20,684,773
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR	109,100	33,177,310
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	531,700	3,576,264
NETHERLANDS - 0.9%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	436,900	14,173,281
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	3,700	2,965,143
BE Semiconductor Industries NV	48,500	7,258,440
		10,223,583
TOTAL NETHERLANDS		24,396,864
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (d)(e)	217,300	8,461,279
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	2,090	302,918
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	80,800	18,300,392
UNITED KINGDOM - 1.1%
Consumer Staples - 0.5%
Beverages - 0.3%
Diageo PLC ADR	66,200	6,675,608
Tobacco - 0.2%
British American Tobacco PLC ADR	124,900	5,911,517
TOTAL CONSUMER STAPLES		12,587,125

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	107,200	6,066,685
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC	220,320	11,940,833
TOTAL UNITED KINGDOM		30,594,643
UNITED STATES - 85.1%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc	108,180	4,680,948
Entertainment - 0.6%
Walt Disney Co/The	100,000	12,401,000
Warner Music Group Corp Class A	98,600	2,685,864
		15,086,864
Interactive Media & Services - 2.1%
Alphabet Inc Class A	102,200	18,010,706
Alphabet Inc Class C	83,900	14,883,021
Meta Platforms Inc Class A	30,400	22,437,936
		55,331,663
Media - 1.2%
Comcast Corp Class A	892,062	31,837,693
TOTAL COMMUNICATION SERVICES		106,937,168

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs Inc	12,300	1,242,300
Domino's Pizza Inc	6,800	3,064,080
Marriott International Inc/MD Class A1	16,600	4,535,286
Starbucks Corp	76,200	6,982,206
		15,823,872
Household Durables - 0.6%
Somnigroup International Inc	166,800	11,350,740
Whirlpool Corp (b)	41,700	4,229,214
		15,579,954
Specialty Retail - 0.6%
Lowe's Cos Inc	77,117	17,109,949
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	65,000	4,617,600
TOTAL CONSUMER DISCRETIONARY		53,131,375

Consumer Staples - 4.3%
Beverages - 1.7%
Brown-Forman Corp Class B (b)	120,998	3,256,056
Coca-Cola Co/The	344,153	24,348,825
Keurig Dr Pepper Inc	548,200	18,123,492
PepsiCo Inc	2,900	382,916
		46,111,289
Consumer Staples Distribution & Retail - 0.9%
Sysco Corp	93,500	7,081,690
Target Corp	107,400	10,595,010
Walmart Inc	51,200	5,006,336
		22,683,036
Food Products - 0.0%
Lamb Weston Holdings Inc	22,700	1,176,995
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,463,490
Procter & Gamble Co/The	15,200	2,421,664
Reynolds Consumer Products Inc	20,200	432,684
		4,317,838
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	90,900	7,344,720
Kenvue Inc	790,467	16,544,474
		23,889,194
Tobacco - 0.6%
Philip Morris International Inc	85,200	15,517,476
TOTAL CONSUMER STAPLES		113,695,828

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
ConocoPhillips	31,500	2,826,810
Exxon Mobil Corp (c)	1,248,403	134,577,843
Shell PLC ADR	781,800	55,046,538
		192,451,191
Financials - 18.7%
Banks - 12.6%
Bank of America Corp	1,652,912	78,215,796
JPMorgan Chase & Co	32,432	9,402,361
M&T Bank Corp	78,600	15,247,614
PNC Financial Services Group Inc/The	164,772	30,716,796
Truist Financial Corp	84,800	3,645,552
US Bancorp	532,998	24,118,160
Wells Fargo & Co	2,173,579	174,147,150
		335,493,429
Capital Markets - 2.2%
Charles Schwab Corp/The	51,300	4,680,612
Intercontinental Exchange Inc	3,200	587,104
KKR & Co Inc Class A	142,293	18,929,238
Moody's Corp	5,400	2,708,586
Morgan Stanley	9,283	1,307,603
MSCI Inc	400	230,695
Northern Trust Corp	193,445	24,526,892
Raymond James Financial Inc	30,150	4,624,106
		57,594,836
Financial Services - 2.7%
Apollo Global Management Inc	24,500	3,475,815
Global Payments Inc	44,500	3,561,780
Mastercard Inc Class A	16,000	8,991,040
Visa Inc Class A	153,776	54,598,169
		70,626,804
Insurance - 1.2%
American Financial Group Inc/OH	6,900	870,849
Arthur J Gallagher & Co	27,600	8,835,312
Brown & Brown Inc	65,500	7,261,985
Chubb Ltd	21,200	6,142,064
Marsh & McLennan Cos Inc	37,042	8,098,863
Travelers Companies Inc/The	12,300	3,290,742
		34,499,815
TOTAL FINANCIALS		498,214,884

Health Care - 8.9%
Biotechnology - 0.0%
Gilead Sciences Inc	18,000	1,995,660
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	38,500	5,236,385
Becton Dickinson & Co	31,715	5,462,909
Boston Scientific Corp (f)	241,120	25,898,699
		36,597,993
Health Care Providers & Services - 3.5%
Cardinal Health Inc	57,700	9,693,600
Cigna Group/The	72,190	23,864,570
Humana Inc	35,600	8,703,488
McKesson Corp	24,188	17,724,483
UnitedHealth Group Inc	107,500	33,536,775
		93,522,916
Life Sciences Tools & Services - 0.6%
Bruker Corp	26,400	1,087,680
Danaher Corp	63,300	12,504,282
Thermo Fisher Scientific Inc	6,400	2,594,944
		16,186,906
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	141,700	6,559,293
Eli Lilly & Co	18,500	14,421,305
GSK PLC ADR	580,035	22,273,344
Haleon PLC ADR (b)	1,725,394	17,892,336
Johnson & Johnson	91,856	14,031,004
Merck & Co Inc	115,400	9,135,064
Royalty Pharma PLC Class A	122,600	4,417,278
Zoetis Inc Class A	3,500	545,825
		89,275,449
TOTAL HEALTH CARE		237,578,924

Industrials - 17.1%
Aerospace & Defense - 8.9%
Boeing Co (f)	271,210	56,826,631
GE Aerospace (c)	570,831	146,926,191
General Dynamics Corp	36,700	10,703,922
Howmet Aerospace Inc	20,700	3,852,891
Huntington Ingalls Industries Inc	42,800	10,334,488
RTX Corp	10,800	1,577,016
Textron Inc	39,400	3,163,426
		233,384,565
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	279,672	28,230,092
Building Products - 0.1%
A O Smith Corp	55,100	3,612,907
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	353,900	17,864,576
Veralto Corp	18,966	1,914,617
		19,779,193
Electrical Equipment - 3.8%
AMETEK Inc	7,300	1,321,008
Emerson Electric Co	10,200	1,359,966
GE Vernova Inc (c)	185,707	98,266,859
		100,947,833
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	138,638	6,131,959
Machinery - 1.5%
Allison Transmission Holdings Inc	79,700	7,570,703
Cummins Inc	14,000	4,585,000
Deere & Co	6,100	3,101,789
Donaldson Co Inc (b)	188,300	13,058,605
Nordson Corp (b)	36,000	7,717,320
Otis Worldwide Corp	22,643	2,242,110
Stanley Black & Decker Inc	15,900	1,077,225
Toro Co/The	3,400	240,312
		39,593,064
Trading Companies & Distributors - 0.8%
Watsco Inc	43,192	19,074,451
Wesco International Inc	18,800	3,481,760
		22,556,211
TOTAL INDUSTRIALS		454,235,824

Information Technology - 18.6%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	14,400	2,571,696
IT Services - 0.2%
Amdocs Ltd	52,700	4,808,348
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices Inc	14,200	3,379,884
Applied Materials Inc	40,000	7,322,800
Broadcom Inc	164,300	45,289,295
Lam Research Corp	95,000	9,247,300
Marvell Technology Inc	315,900	24,450,660
Microchip Technology Inc	13,500	949,995
Micron Technology Inc	60,600	7,468,950
NVIDIA Corp	614,350	97,061,157
Teradyne Inc	25,100	2,256,992
		197,427,033
Software - 8.5%
Intuit Inc	18,200	14,334,866
Microsoft Corp	425,218	211,507,685
		225,842,551
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	320,512	65,759,447
TOTAL INFORMATION TECHNOLOGY		496,409,075

Materials - 0.7%
Chemicals - 0.7%
Air Products and Chemicals Inc (b)	14,400	4,061,664
Mosaic Co/The	188,800	6,887,424
PPG Industries Inc	14,400	1,638,000
Scotts Miracle-Gro Co/The	65,700	4,333,572
Sherwin-Williams Co/The	3,600	1,236,096
		18,156,756
Real Estate - 1.3%
Industrial REITs - 0.0%
Terreno Realty Corp	20,200	1,132,614
Residential REITs - 0.2%
Sun Communities Inc	33,000	4,174,170
Specialized REITs - 1.1%
American Tower Corp	73,700	16,289,174
Crown Castle Inc	118,700	12,194,051
Public Storage Operating Co	700	205,394
		28,688,619
TOTAL REAL ESTATE		33,995,403

Utilities - 2.3%
Electric Utilities - 2.1%
Constellation Energy Corp	5,933	1,914,935
Duke Energy Corp	46,100	5,439,800
Edison International	51,000	2,631,600
Entergy Corp	65,800	5,469,296
Eversource Energy	70,600	4,491,572
Exelon Corp	37,000	1,606,540
FirstEnergy Corp	28,700	1,155,462
NextEra Energy Inc	12,100	839,982
PG&E Corp	60,000	836,400
Southern Co/The	345,100	31,690,533
		56,076,120
Multi-Utilities - 0.2%
Sempra	55,400	4,197,658
TOTAL UTILITIES		60,273,778

TOTAL UNITED STATES		2,265,080,206
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (f)	1,322,600	23,494,543
TOTAL COMMON STOCKS (Cost $1,275,790,608)		2,506,477,100

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6% (Cost $26,448,942)	502,900	34,317,896

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (Cost $600,873)	4.25	602,000	600,892

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	128,317,282	128,342,945
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	30,573,504	30,576,561
TOTAL MONEY MARKET FUNDS (Cost $158,919,506)			158,919,506

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,461,759,929)	2,700,315,394
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(36,699,224)
NET ASSETS - 100.0%	2,663,616,170

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Exxon Mobil Corp	Chicago Board Options Exchange	621	6,694,380	125.00	09/19/25	(28,256)
GE Aerospace	Chicago Board Options Exchange	285	7,335,615	280.00	08/15/25	(151,050)
GE Aerospace	Chicago Board Options Exchange	278	7,155,442	270.00	07/18/25	(43,924)
GE Aerospace	Chicago Board Options Exchange	575	14,799,925	260.00	07/18/25	(271,688)
GE Vernova Inc	Chicago Board Options Exchange	261	13,810,815	550.00	07/18/25	(245,340)

						(740,258)
TOTAL WRITTEN OPTIONS						(740,258)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $49,796,177.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,461,279 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,461,279 or 0.3% of net assets.

(f)	Non-income producing
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,568,224	173,234,747	113,460,026	1,768,848	-	-	128,342,945	128,317,282	0.2%
Fidelity Securities Lending Cash Central Fund	2,407,261	173,968,707	145,799,407	26,834	-	-	30,576,561	30,573,504	0.1%
Total	70,975,485	347,203,454	259,259,433	1,795,682	-	-	158,919,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	129,571,728	106,937,168	22,634,560	-
Consumer Discretionary	53,545,301	53,131,375	413,926	-
Consumer Staples	138,268,382	138,268,382	-	-
Energy	234,471,691	234,471,691	-	-
Financials	512,145,487	506,078,802	6,066,685	-
Health Care	266,405,332	266,405,332	-	-
Industrials	478,038,339	454,235,824	23,802,515	-
Information Technology	558,110,360	558,110,360	-	-
Materials	41,651,299	41,651,299	-	-
Real Estate	33,995,403	33,995,403	-	-
Utilities	60,273,778	60,273,778	-	-

Convertible Preferred Stocks
Industrials	34,317,896	-	34,317,896	-

U.S. Treasury Obligations	600,892	-	600,892	-

Money Market Funds	158,919,506	158,919,506	-	-
Total Investments in Securities:	2,700,315,394	2,612,478,920	87,836,474	-
Derivative Instruments:

Liabilities
Written Options	(740,258)	(740,258)	-	-
Total Liabilities	(740,258)	(740,258)	-	-
Total Derivative Instruments:	(740,258)	(740,258)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(740,258)
Total Equity Risk	0	(740,258)
Total Value of Derivatives	0	(740,258)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,865,599) - See accompanying schedule:
Unaffiliated issuers (cost $1,302,840,423)	$2,541,395,888
Fidelity Central Funds (cost $158,919,506)	158,919,506

Total Investment in Securities (cost $1,461,759,929)		$2,700,315,394
Foreign currency held at value (cost $677)		687
Receivable for investments sold		1,841,714
Receivable for fund shares sold		208,412
Dividends receivable		2,769,379
Interest receivable		35
Distributions receivable from Fidelity Central Funds		388,017
Other receivables		94
Total assets		2,705,523,732
Liabilities
Payable to custodian bank	$156,058
Payable for investments purchased	1,070,044
Payable for fund shares redeemed	7,959,233
Accrued management fee	1,052,323
Distribution and service plan fees payable	305,285
Written options, at value (premium received $986,558)	740,258
Other payables and accrued expenses	48,310
Collateral on securities loaned	30,576,051
Total liabilities		41,907,562
Net Assets		$2,663,616,170
Net Assets consist of:
Paid in capital		$1,309,825,258
Total accumulated earnings (loss)		1,353,790,912
Net Assets		$2,663,616,170

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($499,234,051 ÷ 14,901,883 shares)		$33.50
Service Class :
Net Asset Value, offering price and redemption price per share ($148,862,583 ÷ 4,508,458 shares)		$33.02
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,453,511,403 ÷ 45,114,303 shares)		$32.22
Investor Class :
Net Asset Value, offering price and redemption price per share ($562,008,133 ÷ 16,897,408 shares)		$33.26
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$22,305,370
Interest		54,530
Income from Fidelity Central Funds (including $26,834 from security lending)		1,795,682
Total income		24,155,582
Expenses
Management fee	$6,030,961
Distribution and service plan fees	1,742,010
Custodian fees and expenses	72,153
Independent trustees' fees and expenses	4,636
Audit fees	36,755
Legal	2,349
Miscellaneous	5,605
Total expenses before reductions	7,894,469
Expense reductions	(2,696)
Total expenses after reductions		7,891,773
Net Investment income (loss)		16,263,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	105,685,661
Foreign currency transactions	(25,038)
Written options	(1,198,834)
Total net realized gain (loss)		104,461,789
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	137,383,282
Assets and liabilities in foreign currencies	66,005
Written options	(95,797)
Total change in net unrealized appreciation (depreciation)		137,353,490
Net gain (loss)		241,815,279
Net increase (decrease) in net assets resulting from operations		$258,079,088
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,263,809	$29,905,387
Net realized gain (loss)	104,461,789	170,735,388
Change in net unrealized appreciation (depreciation)	137,353,490	260,420,351
Net increase (decrease) in net assets resulting from operations	258,079,088	461,061,126
Distributions to shareholders	(24,818,759)	(190,688,973)

Share transactions - net increase (decrease)	(13,853,042)	9,193,357
Total increase (decrease) in net assets	219,407,287	279,565,510

Net Assets
Beginning of period	2,444,208,883	2,164,643,373
End of period	$2,663,616,170	$2,444,208,883

Financial Highlights
VIP Growth & Income Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.55	$27.04	$24.02	$26.22	$22.36	$22.17
Income from Investment Operations
Net investment income (loss) A,B	.23	.44	.44	.42	.55 C	.42
Net realized and unrealized gain (loss)	3.03	5.61	4.03	(1.70)	5.07	1.23
Total from investment operations	3.26	6.05	4.47	(1.28)	5.62	1.65
Distributions from net investment income	- D	(.46)	(.45)	(.42)	(.62)	(.42)
Distributions from net realized gain	(.31)	(2.08)	(1.00)	(.50)	(1.14)	(1.03)
Total distributions	(.31)	(2.54)	(1.45)	(.92)	(1.76)	(1.46) E
Net asset value, end of period	$33.50	$30.55	$27.04	$24.02	$26.22	$22.36
Total Return F,G,H	10.72%	22.21%	18.72%	(4.95)%	25.95%	7.85%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.48% K	.49%	.52%	.52%	.52%	.54%
Expenses net of fee waivers, if any	.48 % K	.49%	.52%	.52%	.52%	.54%
Expenses net of all reductions, if any	.48% K	.49%	.52%	.52%	.52%	.53%
Net investment income (loss)	1.48% K	1.42%	1.71%	1.68%	2.18% C	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$499,234	$471,051	$406,860	$367,028	$439,309	$377,942
Portfolio turnover rate L	17 % K	14%	15%	10%	15%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.13	$26.70	$23.73	$25.91	$22.12	$21.95
Income from Investment Operations
Net investment income (loss) A,B	.21	.40	.41	.39	.52 C	.40
Net realized and unrealized gain (loss)	2.99	5.54	3.98	(1.67)	5.00	1.21
Total from investment operations	3.20	5.94	4.39	(1.28)	5.52	1.61
Distributions from net investment income	- D	(.43)	(.42)	(.40)	(.59)	(.40)
Distributions from net realized gain	(.31)	(2.08)	(1.00)	(.50)	(1.14)	(1.03)
Total distributions	(.31)	(2.51)	(1.42)	(.90)	(1.73)	(1.44) E
Net asset value, end of period	$33.02	$30.13	$26.70	$23.73	$25.91	$22.12
Total Return F,G,H	10.67%	22.09%	18.62%	(5.02)%	25.76%	7.74%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.58% K	.59%	.62%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58 % K	.59%	.62%	.62%	.62%	.64%
Expenses net of all reductions, if any	.58% K	.59%	.62%	.62%	.62%	.63%
Net investment income (loss)	1.38% K	1.33%	1.61%	1.58%	2.08% C	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$148,863	$140,796	$126,496	$116,688	$128,601	$115,376
Portfolio turnover rate L	17 % K	14%	15%	10%	15%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.43	$26.13	$23.26	$25.42	$21.72	$21.58
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.37	.34	.48 C	.37
Net realized and unrealized gain (loss)	2.92	5.41	3.88	(1.64)	4.92	1.18
Total from investment operations	3.10	5.76	4.25	(1.30)	5.40	1.55
Distributions from net investment income	- D	(.39)	(.38)	(.36)	(.55)	(.38)
Distributions from net realized gain	(.31)	(2.08)	(1.00)	(.50)	(1.14)	(1.03)
Total distributions	(.31)	(2.46) E	(1.38)	(.86)	(1.70) E	(1.41)
Net asset value, end of period	$32.22	$29.43	$26.13	$23.26	$25.42	$21.72
Total Return F,G,H	10.58%	21.91%	18.41%	(5.17)%	25.64%	7.59%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.73% K	.74%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.73 % K	.74%	.77%	.77%	.77%	.79%
Expenses net of all reductions, if any	.73% K	.74%	.77%	.77%	.77%	.78%
Net investment income (loss)	1.23% K	1.18%	1.46%	1.43%	1.94% C	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,453,511	$1,322,751	$1,206,355	$1,071,533	$1,137,635	$908,013
Portfolio turnover rate L	17 % K	14%	15%	10%	15%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.35	$26.87	$23.88	$26.07	$22.25	$22.07
Income from Investment Operations
Net investment income (loss) A,B	.22	.41	.42	.40	.53 C	.41
Net realized and unrealized gain (loss)	3.00	5.59	4.00	(1.68)	5.03	1.21
Total from investment operations	3.22	6.00	4.42	(1.28)	5.56	1.62
Distributions from net investment income	- D	(.44)	(.43)	(.40)	(.60)	(.41)
Distributions from net realized gain	(.31)	(2.08)	(1.00)	(.50)	(1.14)	(1.03)
Total distributions	(.31)	(2.52)	(1.43)	(.91) E	(1.74)	(1.44)
Net asset value, end of period	$33.26	$30.35	$26.87	$23.88	$26.07	$22.25
Total Return F,G,H	10.65%	22.18%	18.62%	(5.01)%	25.80%	7.76%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.56% K	.57%	.60%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.56 % K	.57%	.59%	.60%	.60%	.61%
Expenses net of all reductions, if any	.56% K	.57%	.59%	.60%	.60%	.61%
Net investment income (loss)	1.40% K	1.35%	1.63%	1.60%	2.11% C	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$562,008	$509,612	$424,932	$378,005	$376,272	$283,497
Portfolio turnover rate L	17 % K	14%	15%	10%	15%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,285,006,254
Gross unrealized depreciation	(50,029,357)
Net unrealized appreciation (depreciation)	$1,234,976,897
Tax cost	$1,465,584,797

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth & Income Portfolio	207,673,713	279,929,251
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.48
Service Class	.48
Service Class 2.48
Investor Class	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.55

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$70,254
Service Class 2	1,671,756
$1,742,010

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth & Income Portfolio	3,558

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth & Income Portfolio	19,000,080	9,898,246	3,527,332
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Growth & Income Portfolio	1,949
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth & Income Portfolio	2,939	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,696.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Growth & Income Portfolio
Distributions to shareholders
Initial Class	$4,627,723	$36,427,724
Service Class	1,414,832	10,996,704
Service Class 2	13,631,139	103,690,665
Investor Class	5,145,065	39,573,880
Total	$24,818,759	$190,688,973
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Growth & Income Portfolio
Initial Class
Shares sold	1,167,859	2,264,750	$36,066,373	$69,778,768
Reinvestment of distributions	145,709	1,167,818	4,627,723	36,427,723
Shares redeemed	(1,829,584)	(3,062,408)	(56,829,749)	(94,377,011)
Net increase (decrease)	(516,016)	370,160	$(16,135,653)	$11,829,480
Service Class
Shares sold	74,258	183,227	$2,247,359	$5,528,758
Reinvestment of distributions	45,173	357,551	1,414,832	10,996,704
Shares redeemed	(283,752)	(606,389)	(8,675,273)	(18,123,955)
Net increase (decrease)	(164,321)	(65,611)	$(5,013,082)	$(1,598,493)
Service Class 2
Shares sold	2,351,851	1,819,641	$67,610,462	$53,646,822
Reinvestment of distributions	445,899	3,452,140	13,631,139	103,690,665
Shares redeemed	(2,629,307)	(6,499,644)	(77,848,728)	(189,688,970)
Net increase (decrease)	168,443	(1,227,863)	$3,392,873	$(32,351,483)
Investor Class
Shares sold	1,042,563	1,503,853	$32,307,723	$46,400,139
Reinvestment of distributions	163,128	1,277,034	5,145,065	39,573,880
Shares redeemed	(1,101,858)	(1,799,222)	(33,549,968)	(54,660,166)
Net increase (decrease)	103,833	981,665	$3,902,820	$31,313,853
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth & Income Portfolio	28%	2	52%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth & Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705698.127
VIPGI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Dynamic Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Dynamic Capital Appreciation Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Biotechnology - 0.1%
Galapagos NV ADR (b)	13,300	372,267
Pharmaceuticals - 0.6%
UCB SA	8,100	1,592,936
TOTAL BELGIUM		1,965,203
BRAZIL - 1.7%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (b)	1,460	3,815,900
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	81,400	790,394
TOTAL BRAZIL		4,606,294
CANADA - 2.3%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Dollarama Inc	11,500	1,620,345
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd (United States)	94,200	2,957,880
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (b)	15,900	1,834,065
TOTAL CANADA		6,412,290
CHINA - 2.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	43,100	2,777,175
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BYD Co Ltd H Shares	175,500	2,732,541
TOTAL CHINA		5,509,716
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	4,300	396,818
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	10,400	1,107,288
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
One 97 Communications Ltd (b)	500	5,390
ISRAEL - 0.7%
Health Care - 0.6%
Biotechnology - 0.0%
Gamida Cell Ltd (b)(c)	75,514	1
Gamida Cell Ltd warrants 4/21/2028 (b)(c)	11,600	0
		1
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (b)	88,800	1,488,288
TOTAL HEALTH CARE		1,488,289

Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (b)	2,300	364,458
TOTAL ISRAEL		1,852,747
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	21,800	1,138,349
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
BE Semiconductor Industries NV	13,500	2,020,390
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
eMemory Technology Inc	2,000	161,539
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,700	1,743,973

TOTAL TAIWAN		1,905,512
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	5,700	178,866
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	13,700	744,458
TOTAL UNITED KINGDOM		923,324
UNITED STATES - 87.7%
Communication Services - 6.6%
Entertainment - 2.1%
Live Nation Entertainment Inc (b)	20,400	3,086,112
ROBLOX Corp Class A (b)	27,600	2,903,520
		5,989,632
Interactive Media & Services - 4.5%
Alphabet Inc Class A	20,080	3,538,698
Alphabet Inc Class C	24,460	4,338,960
Epic Games Inc (b)(c)(d)	156	114,799
Meta Platforms Inc Class A	5,900	4,354,731
		12,347,188
TOTAL COMMUNICATION SERVICES		18,336,820

Consumer Discretionary - 10.2%
Broadline Retail - 5.6%
Amazon.com Inc (b)	70,660	15,502,097
Savers Value Village Inc (b)	18,900	192,780
		15,694,877
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	1,500	615,030
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	22,200	2,937,948
Carnival Corp (b)	17,900	503,348
Kura Sushi USA Inc Class A (b)(e)	6,400	550,912
Starbucks Corp	11,000	1,007,930
		5,000,138
Household Durables - 0.7%
DR Horton Inc	4,900	631,708
TopBuild Corp (b)	4,000	1,294,960
		1,926,668
Specialty Retail - 1.9%
Floor & Decor Holdings Inc Class A (b)	6,000	455,760
Lowe's Cos Inc	21,500	4,770,205
		5,225,965
TOTAL CONSUMER DISCRETIONARY		28,462,678

Consumer Staples - 3.8%
Beverages - 2.0%
Coca-Cola Co/The	53,700	3,799,275
Constellation Brands Inc Class A	10,000	1,626,800
		5,426,075
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (b)	8,300	822,032
Personal Care Products - 1.5%
Estee Lauder Cos Inc/The Class A	39,400	3,183,520
Kenvue Inc	52,500	1,098,825
		4,282,345
TOTAL CONSUMER STAPLES		10,530,452

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (b)	24,400	982,832
Cheniere Energy Inc	10,100	2,459,552
Range Resources Corp	31,500	1,281,105
		4,723,489
Financials - 15.7%
Banks - 2.6%
Huntington Bancshares Inc/OH	80,100	1,342,476
JPMorgan Chase & Co	11,000	3,189,010
M&T Bank Corp	14,500	2,812,855
		7,344,341
Capital Markets - 2.9%
Evercore Inc Class A	3,200	864,064
Intercontinental Exchange Inc	19,000	3,485,930
Morgan Stanley	27,110	3,818,715
		8,168,709
Consumer Finance - 1.3%
Capital One Financial Corp	16,400	3,489,263
Financial Services - 7.4%
Fiserv Inc (b)	12,200	2,103,402
Mastercard Inc Class A	17,400	9,777,756
Rocket Cos Inc Class A (e)	80,000	1,134,400
Toast Inc Class A (b)	49,800	2,205,642
Visa Inc Class A	14,800	5,254,740
		20,475,940
Insurance - 1.5%
Arthur J Gallagher & Co	13,457	4,307,855
TOTAL FINANCIALS		43,786,108

Health Care - 12.3%
Biotechnology - 4.7%
AbbVie Inc	14,700	2,728,614
Adamas Pharmaceuticals Inc rights (b)(c)	47,000	470
Adamas Pharmaceuticals Inc rights (b)(c)	47,000	0
Alnylam Pharmaceuticals Inc (b)	10,379	3,384,488
Arcellx Inc (b)	2,300	151,455
Beam Therapeutics Inc (b)	21,700	369,117
Biogen Inc (b)	5,300	665,627
Cytokinetics Inc (b)	4,600	151,984
Exact Sciences Corp (b)	46,200	2,455,068
Gilead Sciences Inc	22,500	2,494,575
Hookipa Pharma Inc (b)	3,210	4,029
Krystal Biotech Inc (b)	800	109,968
Moderna Inc (b)	9,400	259,346
Seres Therapeutics Inc (b)(e)	545	6,055
Vor BioPharma Inc (b)(e)	19,984	32,374
XOMA Royalty Corp (b)(e)	12,400	312,480
		13,125,650
Health Care Equipment & Supplies - 3.3%
Align Technology Inc (b)	7,600	1,438,908
Boston Scientific Corp (b)	61,200	6,573,492
Ceribell Inc	2,700	50,571
Penumbra Inc (b)	4,500	1,154,835
		9,217,806
Health Care Providers & Services - 2.1%
CVS Health Corp	8,600	593,228
HealthEquity Inc (b)	13,700	1,435,212
Humana Inc	4,300	1,051,264
UnitedHealth Group Inc	9,200	2,870,124
		5,949,828
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	3,100	892,738
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)	18,100	209,598
Bio-Techne Corp	3,600	185,220
Codexis Inc (b)	35,200	85,888
		480,706
Pharmaceuticals - 1.7%
Eli Lilly & Co	1,700	1,325,201
Royalty Pharma PLC Class A	87,300	3,145,419
Zevra Therapeutics Inc (b)(e)	16,800	148,008
		4,618,628
TOTAL HEALTH CARE		34,285,356

Industrials - 12.2%
Aerospace & Defense - 1.5%
GE Aerospace	16,000	4,118,240
Loar Holdings Inc (b)(e)	300	25,851
		4,144,091
Building Products - 0.4%
Simpson Manufacturing Co Inc	7,900	1,226,949
Electrical Equipment - 1.9%
GE Vernova Inc	10,275	5,437,016
Machinery - 4.9%
Allison Transmission Holdings Inc	24,600	2,336,754
Deere & Co	10,500	5,339,145
Ingersoll Rand Inc	35,822	2,979,674
Westinghouse Air Brake Technologies Corp	13,900	2,909,965
		13,565,538
Professional Services - 2.6%
Equifax Inc	16,800	4,357,416
KBR Inc	20,685	991,639
UL Solutions Inc Class A (e)	24,600	1,792,356
		7,141,411
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	12,077	2,639,137
TOTAL INDUSTRIALS		34,154,142

Information Technology - 21.5%
IT Services - 0.3%
Gartner Inc (b)	2,100	848,862
Semiconductors & Semiconductor Equipment - 8.5%
Astera Labs Inc (b)	500	45,210
NVIDIA Corp	142,070	22,445,640
SiTime Corp (b)(e)	5,300	1,129,324
		23,620,174
Software - 10.1%
Appfolio Inc Class A (b)	600	138,168
Asapp Inc warrants 8/28/2028 (b)(c)(d)	61,925	61,925
Circle Internet Group Inc Class A (e)	400	72,516
CyberArk Software Ltd (b)	1,400	569,632
Docusign Inc (b)	23,200	1,807,048
HubSpot Inc (b)	2,400	1,335,912
Microsoft Corp	42,542	21,160,817
Monday.com Ltd (b)	2,600	817,648
Nutanix Inc Class A (b)	4,700	359,268
OpenAI Global LLC rights (b)(c)(d)	159,000	233,730
Palo Alto Networks Inc (b)	4,200	859,488
SailPoint Inc	1,500	34,290
Zeta Global Holdings Corp Class A (b)	21,800	337,682
Zscaler Inc (b)	1,300	408,122
		28,196,246
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	35,860	7,357,396
TOTAL INFORMATION TECHNOLOGY		60,022,678

Materials - 2.9%
Chemicals - 0.5%
Sherwin-Williams Co/The	4,300	1,476,448
Construction Materials - 1.0%
Eagle Materials Inc	1,600	323,376
Martin Marietta Materials Inc	4,300	2,360,528
		2,683,904
Containers & Packaging - 0.7%
International Paper Co	42,900	2,009,007
Metals & Mining - 0.7%
Carpenter Technology Corp	7,000	1,934,660
TOTAL MATERIALS		8,104,019

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	6,500	445,185
Zillow Group Inc Class C (b)	24,000	1,681,200
		2,126,385
TOTAL UNITED STATES		244,532,127
TOTAL COMMON STOCKS (Cost $182,624,175)		272,375,448

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $49,600)	49,600	48,628

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	85	109,984
Canva Inc Series A2 (b)(c)(d)	15	19,409

TOTAL AUSTRALIA		129,393
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	1,600	20,496
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	5,300	10,441
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (c)(d)	5,252	214,702
Anduril Industries Inc Series G (c)(d)	300	12,264
		226,966
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	9,300	340,008
Software - 0.1%
Asapp Inc Series C (b)(c)(d)	17,672	28,098
Asapp Inc Series D (b)(c)(d)	107,931	142,469
		170,567
TOTAL INFORMATION TECHNOLOGY		510,575

Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	3,438	43,250
Illuminated Holdings Inc Series C3 (b)(c)(d)	4,298	54,069
Illuminated Holdings Inc Series C4 (b)(c)(d)	1,252	15,750
Illuminated Holdings Inc Series C5 (b)(c)(d)	2,617	32,922
		145,991
TOTAL UNITED STATES		914,469
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,383,463)		1,043,862

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $66,000)	66,000	78,718

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	5,162,717	5,163,750
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	2,511,311	2,511,562
TOTAL MONEY MARKET FUNDS (Cost $7,675,312)			7,675,312

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $191,798,550)	281,221,968
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(2,391,576)
NET ASSETS - 100.0%	278,830,392

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,581,662 or 0.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	20,417

Anduril Industries Inc Series F	8/07/24	114,161

Anduril Industries Inc Series G	4/17/25	12,265

Asapp Inc Series C	4/30/21	116,584

Asapp Inc Series D	8/29/23	416,776

Asapp Inc warrants 8/28/2028	8/29/23	0

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

ElevateBio LLC Series C	3/09/21	22,234

Epic Games Inc	3/29/21	138,060

Illuminated Holdings Inc 15%	6/14/23	49,600

Illuminated Holdings Inc 15%	9/27/23	66,000

Illuminated Holdings Inc Series C2	7/07/20	85,950

Illuminated Holdings Inc Series C3	7/07/20	128,940

Illuminated Holdings Inc Series C4	1/08/21	45,072

Illuminated Holdings Inc Series C5	6/16/21	113,054

OpenAI Global LLC rights	9/30/24	159,000

X.Ai Holdings Corp Series C	11/22/24	201,345

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	343,986	37,292,426	32,472,662	94,901	-	-	5,163,750	5,162,717	0.0%
Fidelity Securities Lending Cash Central Fund	1,309,587	23,520,555	22,318,580	25,865	-	-	2,511,562	2,511,311	0.0%
Total	1,653,573	60,812,981	54,791,242	120,766	-	-	7,675,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,113,995	18,222,021	2,777,175	114,799
Consumer Discretionary	36,631,464	33,898,923	2,732,541	-
Consumer Staples	10,530,452	10,530,452	-	-
Energy	7,681,369	7,681,369	-	-
Financials	43,791,498	43,791,498	-	-
Health Care	40,560,169	39,421,349	1,138,349	471
Industrials	34,898,600	34,898,600	-	-
Information Technology	66,147,103	65,851,448	-	295,655
Materials	8,894,413	8,894,413	-	-
Real Estate	2,126,385	2,126,385	-	-

Convertible Corporate Bonds
Materials	48,628	-	-	48,628

Convertible Preferred Stocks
Financials	20,496	-	-	20,496
Health Care	10,441	-	-	10,441
Industrials	226,966	-	-	226,966
Information Technology	639,968	-	-	639,968
Materials	145,991	-	-	145,991

Preferred Securities
Materials	78,718	-	-	78,718

Money Market Funds	7,675,312	7,675,312	-	-
Total Investments in Securities:	281,221,968	272,991,770	6,648,065	1,582,133
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,440,236) - See accompanying schedule:
Unaffiliated issuers (cost $184,123,238)	$273,546,656
Fidelity Central Funds (cost $7,675,312)	7,675,312

Total Investment in Securities (cost $191,798,550)		$281,221,968
Foreign currency held at value (cost $3,602)		3,448
Receivable for fund shares sold		100,852
Dividends receivable		165,706
Interest receivable		10,664
Distributions receivable from Fidelity Central Funds		31,895
Other receivables		16
Total assets		281,534,549
Liabilities
Payable for fund shares redeemed	$9,960
Accrued management fee	146,715
Distribution and service plan fees payable	3,469
Other payables and accrued expenses	32,638
Collateral on securities loaned	2,511,375
Total liabilities		2,704,157
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$278,830,392
Net Assets consist of:
Paid in capital		$179,212,255
Total accumulated earnings (loss)		99,618,137
Net Assets		$278,830,392

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($29,561,659 ÷ 1,621,364 shares)		$18.23
Service Class :
Net Asset Value, offering price and redemption price per share ($726,209 ÷ 40,757 shares)		$17.82
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($16,635,450 ÷ 970,272 shares)		$17.15
Investor Class :
Net Asset Value, offering price and redemption price per share ($231,907,074 ÷ 12,781,537 shares)		$18.14
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$1,206,424
Interest		3,813
Income from Fidelity Central Funds (including $25,865 from security lending)		120,766
Total income		1,331,003
Expenses
Management fee	$863,299
Distribution and service plan fees	20,445
Custodian fees and expenses	13,389
Independent trustees' fees and expenses	514
Audit fees	24,561
Legal	2,885
Miscellaneous	1,979
Total expenses		927,072
Net Investment income (loss)		403,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,063,327
Foreign currency transactions	(339)
Total net realized gain (loss)		10,062,988
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,044,673
Assets and liabilities in foreign currencies	1,136
Total change in net unrealized appreciation (depreciation)		6,045,809
Net gain (loss)		16,108,797
Net increase (decrease) in net assets resulting from operations		$16,512,728
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$403,931	$71,537
Net realized gain (loss)	10,062,988	44,851,222
Change in net unrealized appreciation (depreciation)	6,045,809	13,223,769
Net increase (decrease) in net assets resulting from operations	16,512,728	58,146,528
Distributions to shareholders	(43,003,721)	(11,390,788)

Share transactions - net increase (decrease)	25,533,637	4,391,677
Total increase (decrease) in net assets	(957,356)	51,147,417

Net Assets
Beginning of period	279,787,748	228,640,331
End of period	$278,830,392	$279,787,748

Financial Highlights
VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.12	$16.77	$13.72	$19.62	$17.36	$13.20
Income from Investment Operations
Net investment income (loss) A,B	.03	.02	.05	.07	.09 C	.03
Net realized and unrealized gain (loss)	1.22	4.16	3.79	(3.87)	3.96	4.35
Total from investment operations	1.25	4.18	3.84	(3.80)	4.05	4.38
Distributions from net investment income	(.01)	(.04)	(.06)	(.05)	(.11) D	(.03)
Distributions from net realized gain	(3.13)	(.79)	(.73)	(2.05)	(1.67) D	(.19)
Total distributions	(3.14)	(.83)	(.79)	(2.10)	(1.79) E	(.22)
Net asset value, end of period	$18.23	$20.12	$16.77	$13.72	$19.62	$17.36
Total Return F,G,H	6.56%	25.52%	29.07%	(20.87)%	24.63%	33.61%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.61% K	.62%	.66%	.67%	.66%	.68%
Expenses net of fee waivers, if any	.61 % K	.62%	.65%	.66%	.66%	.68%
Expenses net of all reductions, if any	.61% K	.62%	.65%	.66%	.66%	.68%
Net investment income (loss)	.38% K	.11%	.32%	.45%	.51% C	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$29,562	$29,942	$25,072	$20,784	$30,029	$26,104
Portfolio turnover rate L	34 % K	61%	51%	55%	61%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.73	$16.47	$13.49	$19.33	$17.13	$13.03
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	.03	.05	.08 D	.01
Net realized and unrealized gain (loss)	1.21	4.08	3.73	(3.80)	3.89	4.30
Total from investment operations	1.23	4.08	3.76	(3.75)	3.97	4.31
Distributions from net investment income	(.01)	(.03)	(.04)	(.03)	(.09) E	(.02)
Distributions from net realized gain	(3.13)	(.79)	(.73)	(2.05)	(1.67) E	(.19)
Total distributions	(3.14)	(.82)	(.78) F	(2.09) F	(1.77) F	(.21)
Net asset value, end of period	$17.82	$19.73	$16.47	$13.49	$19.33	$17.13
Total Return G,H,I	6.58%	25.35%	28.93%	(20.94)%	24.47%	33.48%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.72%	.76%	.77%	.76%	.78%
Expenses net of fee waivers, if any	.71 % L	.72%	.75%	.76%	.76%	.78%
Expenses net of all reductions, if any	.71% L	.72%	.75%	.76%	.76%	.78%
Net investment income (loss)	.29% L	.01%	.22%	.35%	.42% D	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$726	$586	$479	$358	$445	$327
Portfolio turnover rate M	34 % L	61%	51%	55%	61%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.11	$15.98	$13.11	$18.85	$16.74	$12.74
Income from Investment Operations
Net investment income (loss) A,B	.01	(.02)	.01	.03	.05 C	(.01)
Net realized and unrealized gain (loss)	1.16	3.95	3.61	(3.70)	3.79	4.21
Total from investment operations	1.17	3.93	3.62	(3.67)	3.84	4.20
Distributions from net investment income	-	(.01)	(.02)	(.02)	(.05) D	(.01)
Distributions from net realized gain	(3.13)	(.79)	(.73)	(2.05)	(1.67) D	(.19)
Total distributions	(3.13)	(.80)	(.75)	(2.07)	(1.73) E	(.20)
Net asset value, end of period	$17.15	$19.11	$15.98	$13.11	$18.85	$16.74
Total Return F,G,H	6.49%	25.19%	28.72%	(21.05)%	24.27%	33.34%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.86% K	.87%	.91%	.92%	.91%	.93%
Expenses net of fee waivers, if any	.86 % K	.87%	.90%	.91%	.91%	.93%
Expenses net of all reductions, if any	.86% K	.87%	.90%	.91%	.91%	.93%
Net investment income (loss)	.13% K	(.14)%	.07%	.20%	.26% C	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,635	$16,936	$15,440	$13,739	$19,579	$18,900
Portfolio turnover rate L	34 % K	61%	51%	55%	61%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.04	$16.71	$13.68	$19.56	$17.32	$13.17
Income from Investment Operations
Net investment income (loss) A,B	.03	.01	.04	.06	.08 C	.02
Net realized and unrealized gain (loss)	1.21	4.14	3.77	(3.85)	3.93	4.34
Total from investment operations	1.24	4.15	3.81	(3.79)	4.01	4.36
Distributions from net investment income	(.01)	(.03)	(.04)	(.04)	(.09) D	(.02)
Distributions from net realized gain	(3.13)	(.79)	(.73)	(2.05)	(1.67) D	(.19)
Total distributions	(3.14)	(.82)	(.78) E	(2.09)	(1.77) E	(.21)
Net asset value, end of period	$18.14	$20.04	$16.71	$13.68	$19.56	$17.32
Total Return F,G,H	6.52%	25.42%	28.92%	(20.88)%	24.46%	33.54%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69% K	.70%	.74%	.74%	.73%	.76%
Expenses net of fee waivers, if any	.69 % K	.70%	.73%	.74%	.73%	.76%
Expenses net of all reductions, if any	.69% K	.70%	.73%	.74%	.73%	.75%
Net investment income (loss)	.30% K	.03%	.24%	.38%	.44% C	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$231,907	$232,324	$187,650	$144,809	$203,577	$160,175
Portfolio turnover rate L	34 % K	61%	51%	55%	61%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,458,733
Gross unrealized depreciation	(9,411,888)
Net unrealized appreciation (depreciation)	$89,046,845
Tax cost	$192,175,123

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Dynamic Capital Appreciation Portfolio	Anduril Industries, Inc. Class B	8,177	-

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Dynamic Capital Appreciation Portfolio	45,510,547	67,590,477
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$297
Service Class 2	20,148
$20,445
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	636

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Dynamic Capital Appreciation Portfolio	1,121,399	5,392,924	1,806,867
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	219
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Dynamic Capital Appreciation Portfolio	2,955	12	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Dynamic Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$4,569,429	$1,278,890
Service Class	93,144	23,887
Service Class 2	2,703,738	757,309
Investor Class	35,637,410	9,330,702
Total	$43,003,721	$11,390,788
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Dynamic Capital Appreciation Portfolio
Initial Class
Shares sold	11,859	146,502	$213,507	$2,672,846
Reinvestment of distributions	256,134	70,625	4,569,429	1,278,890
Shares redeemed	(135,071)	(223,729)	(2,414,574)	(4,197,172)
Net increase (decrease)	132,922	(6,602)	$2,368,362	$(245,436)
Service Class
Shares sold	6,010	367	$103,926	$6,816
Reinvestment of distributions	5,212	1,312	90,890	23,299
Shares redeemed	(153)	(1,090)	(2,615)	(20,191)
Net increase (decrease)	11,069	589	$192,201	$9,924
Service Class 2
Shares sold	18,024	72,816	$300,127	$1,281,455
Reinvestment of distributions	161,033	44,203	2,703,738	757,309
Shares redeemed	(95,076)	(196,947)	(1,613,127)	(3,530,373)
Net increase (decrease)	83,981	(79,928)	$1,390,738	$(1,491,609)
Investor Class
Shares sold	247,043	1,057,335	$4,446,715	$19,772,771
Reinvestment of distributions	2,006,611	517,330	35,637,410	9,330,701
Shares redeemed	(1,066,521)	(1,209,906)	(18,501,789)	(22,984,674)
Net increase (decrease)	1,187,133	364,759	$21,582,336	$6,118,798
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment advisor or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Affiliated %
VIP Dynamic Capital Appreciation Portfolio	93
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Dynamic Capital Appreciation Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.761772.124
VIPDCA-SANN-0825
Fidelity® Variable Insurance Products:

VIP Balanced Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Balanced Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 63.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	95,200	6,494,544
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	102,374	20,132,743
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	34,000	3,053,200
CANADA - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	123,900	8,218,753
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	56,300	2,798,566
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (b)	1,522,200	6,304,540
Cameco Corp (United States)	42,900	3,184,467
Imperial Oil Ltd	194,100	15,419,672
MEG Energy Corp	516,400	9,757,277
Meren Energy Inc	1,399,747	1,716,598
South Bow Corp	89,800	2,331,140
		38,713,694
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	7,022	12,674,923
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	25,700	1,496,768
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	36,250	1,463,775
TOTAL MATERIALS		2,960,543

TOTAL CANADA		65,366,479
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (b)	10,746	2,601,284
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	50,300	1,949,628
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	111,900	10,037,621
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	14,300	703,274
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	21,187	2,255,780
TOTAL GERMANY		2,959,054
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	2,436,824	8,393,109
Piraeus Financial Holdings SA	779,418	5,399,638

TOTAL GREECE		13,792,747
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	155,455	3,630,609
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	693,660	5,724,673
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	8,600	2,570,454
TOTAL IRELAND		8,295,127
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	10,400	692,536
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (b)	145,694	2,441,831
TOTAL ISRAEL		3,134,367
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	46,880	10,116,328
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(d)	176,324	234,511
NETHERLANDS - 0.4%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	21,600	11,906,352
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	86,123	18,817,014
TOTAL NETHERLANDS		30,723,366
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	104,100	1,905,639
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (e)(f)	45,135	1,757,477
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,163,800	9,637,286
TOTAL SPAIN		11,394,763
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd	508,000	18,572,781
Taiwan Semiconductor Manufacturing Co Ltd ADR	78,100	17,688,869

TOTAL TAIWAN		36,261,650
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(c)(d)	28	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	53,600	1,351,583
Tobacco - 0.1%
British American Tobacco PLC ADR	115,400	5,461,882
TOTAL CONSUMER STAPLES		6,813,465

Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (c)	756,521	2,513,021
Capital Markets - 0.1%
London Stock Exchange Group PLC	35,782	5,233,018
Insurance - 0.1%
Hiscox Ltd	326,900	5,631,428
TOTAL FINANCIALS		13,377,467

Health Care - 0.0%
Pharmaceuticals - 0.0%
Verona Pharma PLC ADR (b)	12,000	1,134,960
TOTAL UNITED KINGDOM		21,325,892
UNITED STATES - 60.1%
Communication Services - 6.7%
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One Class C (b)	26,700	2,790,150
Live Nation Entertainment Inc (b)	25,600	3,872,768
Netflix Inc (b)	32,658	43,733,308
ROBLOX Corp Class A (b)	95,700	10,067,640
Roku Inc Class A (b)	42,801	3,761,780
Take-Two Interactive Software Inc (b)	42,018	10,204,071
Walt Disney Co/The	195,900	24,293,559
Warner Bros Discovery Inc (b)	428,000	4,904,880
		103,628,156
Interactive Media & Services - 5.2%
Alphabet Inc Class A	1,268,072	223,472,329
Epic Games Inc (b)(c)(d)	1,812	1,333,432
Meta Platforms Inc Class A	234,942	173,408,341
Reddit Inc Class A (b)	22,100	3,327,597
		401,541,699
Media - 0.2%
Charter Communications Inc Class A (b)	15,200	6,213,912
Magnite Inc (b)	394,149	9,506,874
		15,720,786
TOTAL COMMUNICATION SERVICES		520,890,641

Consumer Discretionary - 6.4%
Automobiles - 0.9%
Tesla Inc (b)	221,300	70,298,158
Broadline Retail - 3.1%
Amazon.com Inc (b)	1,087,300	238,542,748
Etsy Inc (b)	37,400	1,875,984
Macy's Inc	109,200	1,273,272
		241,692,004
Distributors - 0.0%
LKQ Corp	92,100	3,408,621
Diversified Consumer Services - 0.1%
Service Corp International/US	72,100	5,868,940
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	72,000	9,528,480
Booking Holdings Inc	1,300	7,526,012
Caesars Entertainment Inc (b)	78,400	2,225,776
Chipotle Mexican Grill Inc (b)	75,900	4,261,785
Churchill Downs Inc	59,000	5,959,000
Domino's Pizza Inc	12,800	5,767,680
DraftKings Inc Class A (b)	158,800	6,810,932
Dutch Bros Inc Class A (b)	40,900	2,796,333
Marriott International Inc/MD Class A1	61,400	16,775,094
Starbucks Corp	41,000	3,756,830
Yum! Brands Inc	60,000	8,890,800
		74,298,722
Household Durables - 0.1%
PulteGroup Inc	69,900	7,371,654
Somnigroup International Inc	40,800	2,776,440
		10,148,094
Specialty Retail - 0.9%
Dick's Sporting Goods Inc	15,700	3,105,617
Floor & Decor Holdings Inc Class A (b)	23,100	1,754,676
Home Depot Inc/The	44,508	16,318,413
Lowe's Cos Inc	168,300	37,340,721
Ross Stores Inc	88,800	11,329,104
TJX Cos Inc/The	16,980	2,096,860
		71,945,391
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	47,900	847,830
NIKE Inc Class B	176,030	12,505,171
PVH Corp	75,500	5,179,300
Tapestry Inc	82,900	7,279,449
		25,811,750
TOTAL CONSUMER DISCRETIONARY		503,471,680

Consumer Staples - 3.4%
Beverages - 1.0%
Brown-Forman Corp Class B	25,800	694,278
Coca-Cola Co/The	563,200	39,846,400
Constellation Brands Inc Class A	48,500	7,889,980
Keurig Dr Pepper Inc	456,217	15,082,534
Monster Beverage Corp (b)	64,652	4,049,801
PepsiCo Inc	85,700	11,315,828
		78,878,821
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	39,940	39,538,204
Kroger Co/The	81,600	5,853,168
Target Corp	80,200	7,911,730
Walmart Inc	398,400	38,955,552
		92,258,654
Food Products - 0.3%
Archer-Daniels-Midland Co	47,500	2,507,050
Bunge Global SA	47,200	3,789,216
JM Smucker Co	32,700	3,211,140
Lamb Weston Holdings Inc	37,965	1,968,485
Mondelez International Inc	121,600	8,200,704
		19,676,595
Household Products - 0.6%
Clorox Co/The	4,000	480,280
Procter & Gamble Co/The	264,200	42,092,344
Reynolds Consumer Products Inc	63,600	1,362,312
		43,934,936
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	75,300	6,084,240
Kenvue Inc	215,100	4,502,043
		10,586,283
Tobacco - 0.2%
Philip Morris International Inc	91,700	16,701,321
TOTAL CONSUMER STAPLES		262,036,610

Energy - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	31,400	1,579,734
Oil, Gas & Consumable Fuels - 1.4%
ConocoPhillips	92,400	8,291,976
Expand Energy Corp	35,800	4,186,452
Exxon Mobil Corp	614,100	66,199,980
Marathon Petroleum Corp	36,700	6,096,237
Shell PLC ADR	216,600	15,250,806
Valero Energy Corp	84,200	11,318,164
		111,343,615
TOTAL ENERGY		112,923,349

Financials - 7.9%
Banks - 2.6%
Bank of America Corp	1,214,130	57,452,633
Comerica Inc	102,500	6,114,125
First Horizon Corp	298,200	6,321,840
JPMorgan Chase & Co	92,063	26,689,984
KeyCorp	296,462	5,164,368
M&T Bank Corp	37,551	7,284,518
Pathward Financial Inc	42,447	3,358,407
Synovus Financial Corp	78,000	4,036,500
Truist Financial Corp	264,869	11,386,718
UMB Financial Corp	29,613	3,114,103
US Bancorp	492,175	22,270,919
Wells Fargo & Co	624,556	50,039,427
		203,233,542
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	136,036	12,394,240
Blackrock Inc	26,531	27,837,652
Cboe Global Markets Inc	33,784	7,878,767
Charles Schwab Corp/The	345,681	31,539,934
DigitalBridge Group Inc Class A	97,000	1,003,950
Intercontinental Exchange Inc	103,061	18,908,602
LPL Financial Holdings Inc	18,286	6,856,701
MarketAxess Holdings Inc	65,441	14,615,593
Northern Trust Corp	88,200	11,182,878
State Street Corp	65,817	6,998,980
StepStone Group Inc rights 12/31/2038 (b)(c)	2,750	176,385
Tradeweb Markets Inc Class A	21,420	3,135,888
Virtu Financial Inc Class A	172,075	7,707,239
		150,236,809
Consumer Finance - 0.1%
OneMain Holdings Inc	64,534	3,678,438
SLM Corp	115,000	3,770,850
		7,449,288
Financial Services - 1.6%
Affirm Holdings Inc Class A (b)	63,822	4,412,653
Apollo Global Management Inc	77,029	10,928,104
Berkshire Hathaway Inc Class A (b)	13	9,474,400
Block Inc Class A (b)	24,964	1,695,805
Fiserv Inc (b)	95,370	16,442,742
Mastercard Inc Class A	99,269	55,783,222
PayPal Holdings Inc (b)	141,500	10,516,280
UWM Holdings Corp Class A	597,002	2,471,588
Visa Inc Class A	20,263	7,194,378
Voya Financial Inc	76,083	5,401,893
		124,321,065
Insurance - 1.7%
American Financial Group Inc/OH	54,500	6,878,445
Arthur J Gallagher & Co	56,300	18,022,756
Brighthouse Financial Inc (b)	63,600	3,419,772
Chubb Ltd	106,814	30,946,152
Hartford Insurance Group Inc/The	139,715	17,725,642
Marsh & McLennan Cos Inc	99,063	21,659,134
Travelers Companies Inc/The	65,222	17,449,494
Unum Group	56,528	4,565,201
Willis Towers Watson PLC	36,697	11,247,631
		131,914,227
TOTAL FINANCIALS		617,154,931

Health Care - 5.4%
Biotechnology - 1.3%
AbbVie Inc	213,610	39,650,289
Alnylam Pharmaceuticals Inc (b)	39,800	12,978,382
BioMarin Pharmaceutical Inc (b)	48,200	2,649,554
Exact Sciences Corp (b)	47,508	2,524,575
Gilead Sciences Inc	305,004	33,815,793
Insmed Inc (b)	23,400	2,354,976
Nuvalent Inc Class A (b)	31,100	2,372,930
Ultragenyx Pharmaceutical Inc (b)	25,000	909,000
Vertex Pharmaceuticals Inc (b)	14,100	6,277,320
		103,532,819
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	165,400	22,496,054
Baxter International Inc	354,200	10,725,176
Boston Scientific Corp (b)	399,054	42,862,390
Insulet Corp (b)	37,200	11,687,496
Intuitive Surgical Inc (b)	26,794	14,560,128
Masimo Corp (b)	41,968	7,059,857
Penumbra Inc (b)	27,600	7,082,988
Stryker Corp	60,000	23,737,800
		140,211,889
Health Care Providers & Services - 1.0%
Cencora Inc	79,140	23,730,129
CVS Health Corp	268,100	18,493,538
HealthEquity Inc (b)	24,400	2,556,144
Molina Healthcare Inc (b)	21,083	6,280,626
Tenet Healthcare Corp (b)	75,728	13,328,128
UnitedHealth Group Inc	39,097	12,197,091
		76,585,656
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	19,000	5,471,619
Life Sciences Tools & Services - 0.3%
Danaher Corp	110,323	21,793,205
IQVIA Holdings Inc (b)	17,200	2,710,548
		24,503,753
Pharmaceuticals - 0.9%
Eli Lilly & Co	67,628	52,718,055
Merck & Co Inc	58,142	4,602,521
Pfizer Inc	485,000	11,756,400
		69,076,976
TOTAL HEALTH CARE		419,382,712

Industrials - 5.5%
Aerospace & Defense - 1.9%
Boeing Co (b)	120,847	25,321,072
GE Aerospace	164,389	42,312,085
Howmet Aerospace Inc	111,100	20,679,043
Lockheed Martin Corp	42,970	19,901,126
Northrop Grumman Corp	20,470	10,234,591
RTX Corp	48,777	7,122,418
Space Exploration Technologies Corp (b)(c)(d)	17,096	3,162,760
Space Exploration Technologies Corp Class C (b)(c)(d)	2,104	389,239
TransDigm Group Inc	12,300	18,703,872
		147,826,206
Building Products - 0.5%
Trane Technologies PLC	91,194	39,889,168
Commercial Services & Supplies - 0.3%
Cintas Corp	49,700	11,076,639
Republic Services Inc	43,100	10,628,891
		21,705,530
Construction & Engineering - 0.2%
Quanta Services Inc	34,500	13,043,760
Electrical Equipment - 0.8%
AMETEK Inc	110,853	20,059,959
Eaton Corp PLC	44,700	15,957,452
GE Vernova Inc	55,097	29,154,578
		65,171,989
Ground Transportation - 0.7%
CSX Corp	339,462	11,076,645
Old Dominion Freight Line Inc	53,500	8,683,050
Uber Technologies Inc (b)	230,700	21,524,310
Union Pacific Corp	43,100	9,916,448
		51,200,453
Machinery - 0.9%
Deere & Co	20,800	10,576,592
Dover Corp	59,500	10,902,185
Ingersoll Rand Inc	131,000	10,896,580
Parker-Hannifin Corp	41,301	28,847,509
Westinghouse Air Brake Technologies Corp	46,300	9,692,905
		70,915,771
Professional Services - 0.0%
Verisk Analytics Inc	34,400	10,715,600
Trading Companies & Distributors - 0.2%
Fastenal Co	181,800	7,635,600
United Rentals Inc	5,900	4,445,060
		12,080,660
TOTAL INDUSTRIALS		432,549,137

Information Technology - 19.7%
Communications Equipment - 1.1%
Arista Networks Inc	199,774	20,438,878
Cisco Systems Inc	950,952	65,977,050
Motorola Solutions Inc	7,400	3,111,404
		89,527,332
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	118,183	11,670,571
IT Services - 0.2%
Gartner Inc (b)	39,924	16,138,079
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices Inc (b)	7,200	1,021,680
Analog Devices Inc	179,405	42,701,978
Astera Labs Inc (b)	2,229	201,546
Broadcom Inc	363,425	100,178,101
First Solar Inc (b)	4,200	695,268
Marvell Technology Inc	233,472	18,070,733
Micron Technology Inc	268,400	33,080,300
NVIDIA Corp	2,561,886	404,752,370
		600,701,976
Software - 6.2%
Cadence Design Systems Inc (b)	55,561	17,121,122
Circle Internet Group Inc (d)(g)	104,946	19,025,660
HubSpot Inc (b)	14,900	8,293,787
Intuit Inc	3,300	2,599,179
Microsoft Corp	828,000	411,855,480
OpenAI Global LLC rights (b)(c)(d)	434,455	638,649
Oracle Corp	23,459	5,128,841
Palantir Technologies Inc Class A (b)	18,200	2,481,024
Servicenow Inc (b)	4,900	5,037,592
Stripe Inc Class B (b)(c)(d)	19,953	708,332
Synopsys Inc (b)	5,800	2,973,544
		475,863,210
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	1,632,063	334,850,366
TOTAL INFORMATION TECHNOLOGY		1,528,751,534

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	22,703	6,403,608
Axalta Coating Systems Ltd (b)	71,600	2,125,804
Balchem Corp	14,600	2,324,320
Chemours Co/The	71,400	817,530
Corteva Inc	81,500	6,074,195
Dow Inc	21,100	558,728
Ecolab Inc	38,100	10,265,664
Element Solutions Inc	63,600	1,440,540
Linde PLC	46,970	22,037,385
Mosaic Co/The	136,200	4,968,576
Sherwin-Williams Co/The	11,400	3,914,304
		60,930,654
Construction Materials - 0.0%
Martin Marietta Materials Inc	8,984	4,931,856
Containers & Packaging - 0.1%
AptarGroup Inc	14,100	2,205,663
International Paper Co	87,700	4,106,991
		6,312,654
Metals & Mining - 0.2%
Freeport-McMoRan Inc	91,051	3,947,061
Newmont Corp	86,200	5,022,012
Nucor Corp	32,300	4,184,142
		13,153,215
TOTAL MATERIALS		85,328,379

Real Estate - 1.2%
Health Care REITs - 0.2%
CareTrust REIT Inc	43,000	1,315,800
Ventas Inc	55,200	3,485,880
Welltower Inc	69,900	10,745,727
		15,547,407
Industrial REITs - 0.1%
Prologis Inc	50,400	5,298,048
Terreno Realty Corp	47,900	2,685,753
		7,983,801
Office REITs - 0.0%
COPT Defense Properties	83,000	2,289,140
Kilroy Realty Corp	58,700	2,013,996
		4,303,136
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	35,200	4,932,224
Residential REITs - 0.1%
Camden Property Trust	31,600	3,561,004
Invitation Homes Inc	175,200	5,746,560
Sun Communities Inc	18,800	2,378,012
		11,685,576
Retail REITs - 0.1%
Curbline Properties Corp	88,350	2,017,031
Macerich Co/The	155,200	2,511,136
NNN REIT Inc	56,600	2,443,988
Tanger Inc	66,100	2,021,338
		8,993,493
Specialized REITs - 0.6%
American Tower Corp	67,500	14,918,850
CubeSmart	91,600	3,893,000
Digital Realty Trust Inc	37,100	6,467,643
Equinix Inc	10,800	8,591,076
Extra Space Storage Inc	1,511	222,782
Four Corners Property Trust Inc	42,900	1,154,439
Iron Mountain Inc	30,600	3,138,642
Public Storage Operating Co	17,100	5,017,482
		43,403,914
TOTAL REAL ESTATE		96,849,551

Utilities - 1.4%
Electric Utilities - 1.0%
Constellation Energy Corp	36,778	11,870,467
Duke Energy Corp	90,400	10,667,200
Entergy Corp	70,966	5,898,694
Evergy Inc	60,800	4,190,944
Exelon Corp	161,000	6,990,620
NextEra Energy Inc	220,404	15,300,446
NRG Energy Inc	27,900	4,480,182
PG&E Corp	281,819	3,928,557
PPL Corp	134,400	4,554,816
Southern Co/The	35,146	3,227,457
TXNM Energy Inc	24,100	1,357,312
Xcel Energy Inc	69,900	4,760,190
		77,226,885
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	24,700	259,844
Vistra Corp	50,819	9,849,230
		10,109,074
Multi-Utilities - 0.3%
Ameren Corp	52,200	5,013,288
CenterPoint Energy Inc	133,600	4,908,464
NiSource Inc	91,700	3,699,178
Sempra	100,296	7,599,428
		21,220,358
TOTAL UTILITIES		108,556,317

TOTAL UNITED STATES		4,687,894,841
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	196,100	3,483,502
TOTAL COMMON STOCKS (Cost $2,660,954,117)		4,944,787,895

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	21,701	4,758,595
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	6,283	1,312,578
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	65,770	110,494
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (c)(d)	5,806	479,053
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (c)(d)	20,155	8,667
ABL Space Systems Co Series A9 (c)(d)	9,157	3,937
		12,604
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	7,264	831,510
TOTAL INDUSTRIALS		844,114

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	60,816	785,135
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	59,838	283,034
Software - 0.1%
Algolia Inc Series D (b)(c)(d)	28,064	529,006
Databricks Inc Series G (b)(c)(d)	4,461	502,130
Databricks Inc Series H (b)(c)(d)	18,642	2,098,344
Skyryse Inc Series B (b)(c)(d)	50,000	1,437,000
Stripe Inc Series H (b)(c)(d)	19,876	705,598
		5,272,078
TOTAL INFORMATION TECHNOLOGY		6,340,247

TOTAL UNITED STATES		7,663,414
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,066,302)		13,845,081

Fixed-Income Funds - 35.6%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (h) (Cost $3,008,885,904)	29,765,146	2,782,743,499

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c) (Cost $1,571,886)	87,327	715,207

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	1,090,000	1,088,858
US Treasury Bills 0% 7/3/2025	4.22	740,000	739,828
US Treasury Bills 0% 8/21/2025 (j)	4.27	2,240,000	2,226,296
US Treasury Bills 0% 8/7/2025	4.27 to 4.32	630,000	627,248
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,682,536)			4,682,230

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $62,612,010)	4.32	62,599,998	62,612,518

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,752,772,755)	7,809,386,430
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,468,084)
NET ASSETS - 100.0%	7,806,918,346

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	76	Sep 2025	23,764,250	624,439	624,439

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,337,664 or 0.5% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,757,477 or 0.0% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,757,477 or 0.0% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $19,025,660 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,659,783.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	799,967

ABL Space Systems Co Series A9	10/22/21	556,752

Algolia Inc Series D	7/23/21	820,733

Astranis Space Technologies Corp Series C	3/19/21	1,333,143

Beta Technologies Inc Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,301

ByteDance Ltd Series E1	11/18/20	2,377,869

Cazoo Group Ltd	3/28/21	455,871

Circle Internet Group Inc	5/11/21 - 5/09/22	2,658,713

Databricks Inc Series G	2/01/21	263,746

Databricks Inc Series H	8/31/21	1,369,891

Epic Games Inc	3/29/21	1,603,620

Gupshup Inc	6/08/21	1,368,208

Jumo World Holding Limited	9/06/23	1,499,092

OpenAI Global LLC rights	9/30/24	434,455

Skyryse Inc Series B	10/21/21	1,233,999

Space Exploration Technologies Corp	2/16/21 - 12/09/24	731,743

Space Exploration Technologies Corp Class C	12/09/24	389,240

Stripe Inc Class B	5/18/21	800,682

Stripe Inc Series H	3/15/21 - 5/25/23	797,525

Waymo LLC Series C2	10/18/24	454,037

Xsight Labs Ltd Series D	2/16/21	525,897

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,748,027	745,632,551	753,768,060	1,793,191	-	-	62,612,518	62,599,998	0.1%
Fidelity Securities Lending Cash Central Fund	515,200	31,398,510	31,913,710	1,367	-	-	-	-	0.0%
Fidelity VIP Investment Grade Central Fund	2,573,112,775	213,267,913	62,439,998	56,787,867	(10,873,361)	69,676,170	2,782,743,499	29,765,146	89.2%
Total	2,644,376,002	990,298,974	848,121,768	58,582,425	(10,873,361)	69,676,170	2,845,356,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	522,648,118	519,557,209	1,757,477	1,333,432
Consumer Discretionary	520,837,879	520,837,879	-	-
Consumer Staples	271,648,641	270,297,058	1,351,583	-
Energy	153,542,682	151,637,043	1,905,639	-
Financials	686,957,304	639,608,042	44,425,345	2,923,917
Health Care	459,855,662	459,855,662	-	-
Industrials	432,549,137	428,997,138	-	3,551,999
Information Technology	1,596,516,980	1,576,597,218	18,572,781	1,346,981
Materials	94,825,624	94,825,624	-	-
Real Estate	96,849,551	96,849,551	-	-
Utilities	108,556,317	108,556,317	-	-

Convertible Preferred Stocks
Communication Services	4,758,595	-	-	4,758,595
Consumer Discretionary	479,053	-	-	479,053
Industrials	844,114	-	-	844,114
Information Technology	7,763,319	-	-	7,763,319

Fixed-Income Funds	2,782,743,499	2,782,743,499	-	-

Non-Convertible Preferred Stocks
Industrials	715,207	-	-	715,207

U.S. Treasury Obligations	4,682,230	-	4,682,230	-

Money Market Funds	62,612,518	62,612,518	-	-
Total Investments in Securities:	7,809,386,430	7,712,974,758	72,695,055	23,716,617
Derivative Instruments:

Assets
Futures Contracts	624,439	624,439	-	-
Total Assets	624,439	624,439	-	-
Total Derivative Instruments:	624,439	624,439	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	624,439	0
Total Equity Risk	624,439	0
Total Value of Derivatives	624,439	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,681,274,841)	$4,964,030,413
Fidelity Central Funds (cost $3,071,497,914)	2,845,356,017

Total Investment in Securities (cost $5,752,772,755)		$7,809,386,430
Cash		26,249
Foreign currency held at value (cost $22,464)		22,467
Receivable for investments sold		5,652,309
Receivable for fund shares sold		2,146,754
Dividends receivable		3,391,685
Distributions receivable from Fidelity Central Funds		276,113
Receivable for daily variation margin on futures contracts		114,000
Other receivables		11,414
Total assets		7,821,027,421
Liabilities
Payable for investments purchased	$8,779,452
Payable for fund shares redeemed	1,598,042
Accrued management fee	2,905,267
Distribution and service plan fees payable	624,259
Other payables and accrued expenses	202,055
Total liabilities		14,109,075
Net Assets		$7,806,918,346
Net Assets consist of:
Paid in capital		$5,535,134,054
Total accumulated earnings (loss)		2,271,784,292
Net Assets		$7,806,918,346

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($295,556,596 ÷ 12,027,113 shares)		$24.57
Service Class :
Net Asset Value, offering price and redemption price per share ($40,367,166 ÷ 1,661,823 shares)		$24.29
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($3,052,251,295 ÷ 129,378,549 shares)		$23.59
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,418,743,289 ÷ 182,230,769 shares)		$24.25
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$29,027,292
Interest		81,506
Income from Fidelity Central Funds (including $1,367 from security lending)		58,582,425
Total income		87,691,223
Expenses
Management fee	$17,122,537
Distribution and service plan fees	3,648,740
Custodian fees and expenses	101,430
Independent trustees' fees and expenses	14,240
Audit fees	41,819
Legal	8,932
Miscellaneous	18,973
Total expenses		20,956,671
Net Investment income (loss)		66,734,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,832)	173,631,926
Fidelity Central Funds	(10,873,361)
Foreign currency transactions	(36,427)
Futures contracts	(2,346,510)
Total net realized gain (loss)		160,375,628
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $66,617)	86,621,904
Fidelity Central Funds	69,676,170
Assets and liabilities in foreign currencies	53,462
Futures contracts	1,934,974
Total change in net unrealized appreciation (depreciation)		158,286,510
Net gain (loss)		318,662,138
Net increase (decrease) in net assets resulting from operations		$385,396,690
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,734,552	$125,939,245
Net realized gain (loss)	160,375,628	414,176,137
Change in net unrealized appreciation (depreciation)	158,286,510	517,806,277
Net increase (decrease) in net assets resulting from operations	385,396,690	1,057,921,659
Distributions to shareholders	(408,727,726)	(362,420,010)

Share transactions - net increase (decrease)	195,277,735	103,542,165
Total increase (decrease) in net assets	171,946,699	799,043,814

Net Assets
Beginning of period	7,634,971,647	6,835,927,833
End of period	$7,806,918,346	$7,634,971,647

Financial Highlights
VIP Balanced Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.61	$22.32	$19.38	$25.29	$23.29	$19.55
Income from Investment Operations
Net investment income (loss) A,B	.23	.44	.38	.28	.25	.29
Net realized and unrealized gain (loss)	1.03	3.04	3.67	(4.62)	3.79	4.02
Total from investment operations	1.26	3.48	4.05	(4.34)	4.04	4.31
Distributions from net investment income	(.06)	(.43) C	(.36)	(.27)	(.23)	(.30)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)	(.28)
Total distributions	(1.30) D	(1.19)	(1.11)	(1.57)	(2.04)	(.57) D
Net asset value, end of period	$24.57	$24.61	$22.32	$19.38	$25.29	$23.29
Total Return E,F,G	5.26%	15.92%	21.53%	(17.94)%	18.26%	22.39%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.42% J	.43%	.46%	.47%	.46%	.48%
Expenses net of fee waivers, if any	.42 % J	.42%	.46%	.46%	.46%	.48%
Expenses net of all reductions, if any	.42% J	.42%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.92% J	1.86%	1.83%	1.32%	1.01%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$295,557	$295,718	$301,809	$266,447	$332,976	$271,384
Portfolio turnover rate K	46 % J	33%	28%	37%	33%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.35	$22.10	$19.20	$25.07	$23.11	$19.40
Income from Investment Operations
Net investment income (loss) A,B	.21	.41	.35	.25	.22	.27
Net realized and unrealized gain (loss)	1.03	3.02	3.64	(4.57)	3.76	4.00
Total from investment operations	1.24	3.43	3.99	(4.32)	3.98	4.27
Distributions from net investment income	(.05)	(.42) C	(.34)	(.25)	(.21)	(.28)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)	(.28)
Total distributions	(1.30)	(1.18)	(1.09)	(1.55)	(2.02)	(.56)
Net asset value, end of period	$24.29	$24.35	$22.10	$19.20	$25.07	$23.11
Total Return D,E,F	5.21%	15.83%	21.40%	(18.02)%	18.13%	22.32%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.52% I	.53%	.56%	.57%	.56%	.58%
Expenses net of fee waivers, if any	.52 % I	.52%	.56%	.56%	.56%	.58%
Expenses net of all reductions, if any	.52% I	.52%	.56%	.56%	.56%	.57%
Net investment income (loss)	1.82% I	1.75%	1.73%	1.22%	.91%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$40,367	$39,995	$36,925	$35,778	$41,039	$30,072
Portfolio turnover rate J	46 % I	33%	28%	37%	33%	62%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.69	$21.55	$18.74	$24.52	$22.64	$19.02
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.32	.22	.18	.24
Net realized and unrealized gain (loss)	1.00	2.92	3.55	(4.48)	3.68	3.91
Total from investment operations	1.19	3.29	3.87	(4.26)	3.86	4.15
Distributions from net investment income	(.05)	(.39) C	(.31)	(.22)	(.18)	(.25)
Distributions from net realized gain	(1.25)	(.76) C	(.75) B	(1.30)	(1.81)	(.28)
Total distributions	(1.29) D	(1.15)	(1.06)	(1.52)	(1.98) D	(.53)
Net asset value, end of period	$23.59	$23.69	$21.55	$18.74	$24.52	$22.64
Total Return E,F,G	5.16%	15.58%	21.29%	(18.19)%	17.99%	22.13%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.67% J	.68%	.71%	.72%	.71%	.73%
Expenses net of fee waivers, if any	.67 % J	.67%	.71%	.71%	.71%	.73%
Expenses net of all reductions, if any	.67% J	.67%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.67% J	1.60%	1.58%	1.07%	.76%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,052,251	$2,940,840	$2,564,995	$2,104,753	$2,562,199	$1,985,175
Portfolio turnover rate K	46 % J	33%	28%	37%	33%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.30	$22.06	$19.17	$25.04	$23.08	$19.37
Income from Investment Operations
Net investment income (loss) A,B	.21	.42	.36	.26	.22	.27
Net realized and unrealized gain (loss)	1.04	3.00	3.63	(4.58)	3.76	4.00
Total from investment operations	1.25	3.42	3.99	(4.32)	3.98	4.27
Distributions from net investment income	(.06)	(.42) C	(.35)	(.25)	(.21)	(.28)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)	(.28)
Total distributions	(1.30) D	(1.18)	(1.10)	(1.55)	(2.02)	(.56)
Net asset value, end of period	$24.25	$24.30	$22.06	$19.17	$25.04	$23.08
Total Return E,F,G	5.27%	15.83%	21.42%	(18.03)%	18.17%	22.35%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.49% J	.50%	.54%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.49 % J	.50%	.53%	.54%	.54%	.55%
Expenses net of all reductions, if any	.49% J	.50%	.53%	.54%	.54%	.55%
Net investment income (loss)	1.85% J	1.78%	1.75%	1.25%	.93%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$4,418,743	$4,358,418	$3,932,199	$3,435,461	$4,478,013	$3,696,708
Portfolio turnover rate K	46 % J	33%	28%	37%	33%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,360,649,538
Gross unrealized depreciation	(326,342,877)
Net unrealized appreciation (depreciation)	$2,034,306,661
Tax cost	$5,775,704,208

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Balanced Portfolio	1,701,718,579	1,835,331,810
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.43
Service Class	.43
Service Class 2.43
Investor Class	.50

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.42
Service Class	.42
Service Class 2.42
Investor Class	.49

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$19,362
Service Class 2	3,629,378
$3,648,740

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Balanced Portfolio	35,355

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Balanced Portfolio	61,896,847	100,350,048	8,526,285
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Balanced Portfolio	6,010
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Balanced Portfolio	146	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Balanced Portfolio
Distributions to shareholders
Initial Class	$15,432,168	$15,306,912
Service Class	2,086,517	1,880,843
Service Class 2	159,888,405	136,922,667
Investor Class	231,320,636	208,309,588
Total	$408,727,726	$362,420,010
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Balanced Portfolio
Initial Class
Shares sold	221,473	990,913	$5,225,178	$23,463,288
Reinvestment of distributions	643,007	656,503	15,432,168	15,306,912
Shares redeemed	(854,899)	(3,151,878)	(19,965,794)	(75,739,141)
Net increase (decrease)	9,581	(1,504,462)	$691,552	$(36,968,941)
Service Class
Shares sold	107,018	287,124	$2,507,094	$6,680,506
Reinvestment of distributions	87,890	81,199	2,086,517	1,880,843
Shares redeemed	(175,850)	(396,146)	(4,127,240)	(9,130,385)
Net increase (decrease)	19,058	(27,823)	$466,371	$(569,036)
Service Class 2
Shares sold	6,210,865	13,676,011	$139,157,842	$314,737,252
Reinvestment of distributions	6,930,577	6,079,799	159,888,405	136,922,667
Shares redeemed	(7,881,977)	(14,689,256)	(177,838,775)	(335,793,638)
Net increase (decrease)	5,259,465	5,066,554	$121,207,472	$115,866,281
Investor Class
Shares sold	847,831	3,014,741	$20,214,525	$71,335,529
Reinvestment of distributions	9,764,484	9,013,735	231,320,636	208,309,588
Shares redeemed	(7,716,902)	(10,905,887)	(178,622,821)	(254,431,256)
Net increase (decrease)	2,895,413	1,122,589	$72,912,340	$25,213,861
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Balanced Portfolio	59%	1	18%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Balanced Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies   (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered the effective management fee rate for Investor Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Investor Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Investor Class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705697.127
VIPBAL-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025